UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number             811-06603
Performance Funds Trust

(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, OH 43219

(Address of principal executive offices)        (Zip code)
3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: :               800-737-3676
Date of fiscal year end:                     May 31, 2007
Date of reporting period:                     May 31, 2007
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Dear Shareholder:
Economic Review
The Federal Reserve in their latest meeting kept the Fed Funds rate steady as expected and signaled that it is not yet satisfied with the recent drop in core inflation to the top end of its long-assumed comfort zone. While officials acknowledged recent price improvement and said they expect inflation to keep moderating, they said the downtrend hasn’t been “convincingly” established. They also upgraded their economic assessment, further evidence that officials aren’t contemplating rate cuts in the foreseeable future. Many economists expect Fed policy to remain on hold through the end of 2007.
Despite the recent drop in core inflation, the “predominant” concern at the Federal Reserve is that this trend may not be sustainable. Officials have said on many occasions that high resource utilization and tight labor markets are the main portions of the economy that may lead to future inflation risk. Recent reports on employment and manufacturing have been largely upbeat suggesting the economy will expand at potential going forward.
A global consolidation of the broad equity markets has been evident recently and includes all market capitalizations. This was somewhat expected due to the extreme optimism and overbought condition. What’s uncertain is whether stocks find support and rebound from the bottom of the range that they have established, or if they retreat to lower support established in February of this year. One thing that is certain, is the rise in volatility in the equity markets. Although this rise is coming from historically low levels, it remains significant because it could signal a change in trend. Although aware of the broad based interest rate pressure on equities, we remain bullish on the market until further evidence leads us to change.
Although economic growth is expected to pick up somewhat, conditions will remain mixed across sectors. There remain a number of risks to the outlook: higher energy prices, a further correction in the housing market, slower productivity growth, and higher bond yields.
Sincerely,
/s/ Douglas H. Ralston
Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.
Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the year ended May 31, 2007. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust
Annual Report — May 31, 2007

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Performance Funds Trust
Portfolio Review

The Money Market Fund
The Performance Money Market Fund (the “Fund”) saw short-term interest rates move slightly higher during the past fiscal year. The Federal Reserve was not as active during the past year and only moved interest rates higher one time by 0.25% at the first meeting of the fiscal year in June of 2006. The Fed Funds target rate has not changed since then and has been pegged at 5.25%. The current Fed position has become more dependent upon economic numbers, since they are trying to keep inflation in check, while not snuffing out the current economic expansion. The Performance Money Market Fund saw its yield trade within a fairly tight range over the past year, as the 7-day yield of the Fund ended the fiscal year at 4.77% from its starting yield at the end of May 2006 of 4.54% (Institutional class). Yields on securities, such as commercial paper and agency discount notes, remained fairly stable during the time frame, as these rates are closely tied to the Fed Funds rate. The Fund maintained a relatively neutral average maturity during the past year due to the Federal Reserve actions. At the end of May 2007, the Fund had an average maturity of 39 days. The Fund will continue to keep a close watch on current economic conditions and Federal Reserve actions, so as to best position shareholders going forward.
The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers’ acceptances, commercial paper and repurchase agreements. The Fund is considered a first tier Fund, as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+) and Moody’s (P-1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.
Signed,
/s/ Kelly J. Collins

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors, Inc.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Portfolio Review

The Short Term Government Income Fund
The Performance Short Term Government Income Fund (the “Fund”) provided shareholders with a return of 4.44% (Institutional Class) for the fiscal year ended May 31, 2007. Short-term interest rates actually ended the twelve-month period lower than where they began for the first time in several years. It wasn’t much lower and the path of interest rates over the past year has been choppy, to say the least. Interest rates, as measured by the two-year Treasury note, ended May 2007 at 4.91% after beginning the fiscal year at 5.03%. Rates bottomed out in March of 2007 at 4.51%, but quickly reversed to end forty basis points higher in less than three months. One of the reasons for the quick reversal, is a change of opinion in the markets about the direction and timing of the next Federal Reserve interest rate move. The economy showed some weakness in the first quarter of 2007, leading to a nice rally in fixed income securities during that time period. GDP for the first quarter came in at less than 1.0% for the first time since fourth quarter 2002, leading some traders to believe that the economy had finally run out of steam and the Federal Reserve would be lowering interest rates in the near future. That sentiment began to change rapidly, as the economy continued to show strength during the first few months of the second quarter of 2007, especially in the area of job creation and a historically low jobless rate of 4.50%. Economic statistics continued to show healthy consumer spending during the last few months, as retail sales have rebounded nicely after a weak start to the year. These two areas of strength in the economy, along with downward trending inflation as measured by the core CPI numbers, have led many economist to rethink their outlook for future Fed moves. We will continue to monitor the economic situation and try to position the Performance Short Term Government Income Fund in a manner that will best suit the shareholders of the Fund.
The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues.
Signed,
/s/ Kelly J. Collins

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors, Inc.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.
The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

The Short Term Government Income Fund
Performance (as of May 31, 2007)
(Unaudited)
Growth of a Hypothetical $1,000,000 Investment1
[LINE GRAPH]

		Merrill Lynch 1-3 Year U.S. Treasury
	Institutional Class Shares	/ Agency Index1

5/1/97	1,000,000	1,000,000
11/1/97	1,035,790	1,036,690
5/1/98	1,067,520	1,069,860
11/1/98	1,103,560	1,112,420
5/1/99	1,116,320	1,126,760
11/1/99	1,135,700	1,149,660
5/1/00	1,160,310	1,173,220
11/1/00	1,212,300	1,230,010
5/1/01	1,270,120	1,290,270
11/1/01	1,319,360	1,348,950
5/2/02	1,338,930	1,372,190
11/2/02	1,377,680	1,416,140
5/3/03	1,399,330	1,446,910
11/3/03	1,395,230	1,449,230
5/4/04	1,402,450	1,456,230
11/4/04	1,414,290	1,469,020
5/5/05	1,426,610	1,482,870
11/5/05	1,430,940	1,491,710
5/6/06	1,447,660	1,511,180
11/6/06	1,490,170	1,558,820
5/7/07	1,511,892	1,586,181

Average Annual Total Returns

	1 Year	5 Year	10 Year

Class A Shares — without Sales Charge	4.25%	2.21%	3.97%

Class A Shares — with Sales Charge*	1.11%	1.60%	3.65%

Institutional Class Shares	4.44%	2.46%	4.22%

Merrill Lynch 1-3 Year U.S. Treasury/ Agency Index	4.96%	2.94%	4.72%

*	Reflects maximum sales charge of 3.00%.
In the prospectus dated October 1, 2006, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.02% and 0.74%, respectively. The net expense ratio for Class A Shares is 0.93%. Investment performance for Class A Shares reflects voluntary fee waivers in effect at October 1, 2006, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. There are no waivers in effect for Institutional Class Shares.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Merrill Lynch 1-3 Year U.S. Treasury/ Agency Index (“Index”), an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Maturities of the securities range from one to three years. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.
Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust
Portfolio Review

The Intermediate Term Income Fund
For the twelve-month period ended May 31, 2007, the Performance Intermediate Term Income Fund (the “Fund”) returned 5.12% for the Institutional Class shareholders. Share price, as measured by net asset value, rose from $9.95 on May 31, 2006 to $9.99 on May 31, 2007. The Fund’s objective is to seek total return, with a bias towards current income, by investing primarily in U. S. Government and Agency securities. As prevailing market conditions merit, high quality corporate securities are also included in the purchase and rotation of securities. This discipline strives to keep share price volatility to acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.
For the last six months the U. S. Mortgage-Backed Securities market was the best performing asset class returning 1.20% followed by U.S. Agencies 0.90%, Corporate 0.28%, and U. S. Treasuries 0.22%. Bond yields, as measured by the 30-year Treasury Bond, rose from 4.56% to 5.01%. Short-term yields, as measured by the 2-year Treasury Note, rose from 4.61% to 4.91%. Thus, the spread widened a meager 15 basis points, reflecting investors’ uncertainty regarding the next FOMC rate change, as well as inflation. For the year ending May 31, 2007, U. S. Mortgage-Backed Securities returned a stellar 7.05%, while U.S. Agencies returned 6.34%, U.S. Treasuries returned 5.86% and Corporate bonds returned 7.36%.
In recent weeks, economists and investors have been concerned that a weakening U.S. economy and the prospect of a longer-than-expected housing slump would encourage the Fed to cut rates. On the other hand, strong economic growth and rising inflation outside the U.S. have prompted central banks in Europe, Japan and elsewhere to raise, or consider raising rates. Should foreign rates trend higher and the dollar continue to weaken, the declining value of U.S. denominated holdings may prompt liquidation of current holdings by foreign investors.
The modest positive return (+0.32%) these past six months may not be repeated in the near-term should the aforementioned scenario play out. We will continue to cautiously posture the portfolio, while maintaining ample liquidity in an effort to capture higher rates.
Signed,

Robert H. Spaulding,
First Vice President & Investment Officer
Trustmark National Bank

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.
The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

The Intermediate Term Income Fund
Performance (as of May 31, 2007)
(Unaudited)
Growth of a Hypothetical $1,000,000 Investment1
[LINE GRAPH]

		Merrill Lynch Gov’t./Corp. Master
	Institutional Class Shares	Index1

5/1/97	1,000,000	1,000,000
11/1/97	1,062,780	1,069,610
5/1/98	1,104,340	1,115,030
11/1/98	1,163,850	1,179,190
5/1/99	1,131,570	1,160,880
11/1/99	1,127,580	1,165,560
5/1/00	1,139,590	1,183,960
11/1/00	1,227,000	1,272,800
5/1/01	1,285,320	1,335,530
11/1/01	1,363,420	1,418,420
5/2/02	1,392,540	1,439,290
11/2/02	1,457,610	1,522,110
5/3/03	1,540,320	1,646,180
11/3/03	1,517,000	1,616,080
5/4/04	1,528,410	1,623,070
11/4/04	1,575,020	1,681,990
5/5/05	1,608,210	1,737,440
11/5/05	1,598,120	1,727,070
5/6/06	1,604,610	1,720,390
11/6/06	1,681,510	1,823,910
5/7/07	1,686,835	1,831,994

Average Annual Total Returns

	1 Year	5 Year	10 Year

Class A Shares — without Sales Charge	4.94%	3.68%	5.11%

Class A Shares — with Sales Charge*	–0.56%	2.56%	4.55%

Class B Shares[2] — without Sales Charge	4.15%	2.91%	4.59%

Class B Shares[2] — with Sales Charge**	–0.85%	2.57%	4.59%

Institutional Class Shares	5.12%	3.91%	5.37%

Merrill Lynch Gov’t./ Corp. Master Index	6.49%	4.94%	6.24%

*	Reflects maximum sales charge of 5.25%.

**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.
In the prospectus dated October 1, 2006, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.19%, 1.84% and 0.92%, respectively. The net expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.04%, 1.79%, and 0.87%, respectively. Investment performance reflects voluntary fee waivers in effect at October 1, 2006, which may be discontinued at any time. Without these fee waivers, the performance would have been lower.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Merrill Lynch Government/ Corporate Master Index (“Index”), an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.
Investors cannot invest directly in an index although they can invest in the underlying securities.

[2]	Class B Shares were not in existence prior to October 2, 1998. Performance for periods prior to that are based on historical performance of the Class A Shares, and has been adjusted for the maximum CDSC applicable to the Class B Shares, but does not include the Class B Shares distribution fees, which if reflected, would have lowered performance.

Performance Funds Trust
Portfolio Review

The Large Cap Equity Fund
For the twelve months ended May 31, 2007, the Large Cap Equity Fund (the “Fund”), Institutional Class Shares returned 16.30%. This performance trailed that of its benchmark, the S&P 500 Index, which advanced 22.77%1 during the period. Even though all the sectors had positive returns for the Fund, holdings within the Energy and Industrials sectors advanced less than the benchmark during the time period, consequently proving to be the biggest detractors of value for the Fund. The Materials sector proved to be the sector that added the most positive return to the overall Fund’s performance.
Interestingly, the underperformance of the Industrials sector was more closely aligned with employment activity rather than with manufacturing. Monster Worldwide (-25%) and Robert Half (-20%), both associated with staffing and employment solutions, were two of the larger decliners within the Industrials sector. In the Energy sector, the Fund’s holdings were hurt as crude oil prices declined over 10% during the twelve months, with Baker Hughes (-24%), Valero Energy (-17%), and Anadarko Petroleum (-15%) bearing the brunt of the decline.
On the positive side, the Fund’s holdings in the Materials sector benefited from a continued rise in the price of hard metals such as gold, steel, and copper. Allegheny Technologies (+82%) and Nucor (+34%) were the two biggest advancers within the Materials sector for the Fund. The Financial sector also contributed positive returns. For the Fund, this sector’s return was fueled by a surging number of mergers and acquisitions, as record global liquidity and active private equity funds looked to put money to work. The Fund benefited by owning the investment bankers who collect fees from advising the various parties in the M&A process, namely Goldman Sachs (+54%) and Morgan Stanley (+37%).
Listed below are the top ten holdings of the Fund as of May 31, 20072:

1.	Exxon Mobil	6.44%
2.	Allegheny Technologies	3.24%
3.	Nucor	3.08%
4.	Hewlett-Packard	2.73%
5.	AT&T	2.55%
6.	Marathon Oil	2.36%
7.	Microsoft	2.14%
8.	Merck & Co.	1.93%
9.	Praxair	1.73%
10.	Morgan Stanley	1.62%
Signed,
/s/ Douglas H. Ralston
Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2007.
The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

The Large Cap Equity Fund
Performance (as of May 31, 2007)
(Unaudited)
Growth of a Hypothetical $1,000,000 Investment1
[LINE GRAPH]

		Institutional Class Shares	S&P 500 Index1
	-
5/1/97		1,000,000	1,000,000
11/1/97		1,144,390	1,135,430
5/1/98		1,325,240	1,306,550
11/1/98		1,430,010	1,404,330
5/1/99		1,567,050	1,581,350
11/1/99		1,660,210	1,697,740
5/1/00		1,650,930	1,746,900
11/1/00		1,544,330	1,626,000
5/1/01		1,452,430	1,562,640
11/1/01		1,352,280	1,427,410
5/2/02		1,255,680	1,346,440
11/2/02		1,119,930	1,191,790
5/3/03		1,135,750	1,237,830
11/3/03		1,208,630	1,371,530
5/4/04		1,284,070	1,464,610
11/4/04		1,385,180	1,547,710
5/5/05		1,417,950	1,585,150
11/5/05		1,515,080	1,678,290
5/6/06		1,561,450	1,722,030
11/6/06		1,652,440	1,916,950
5/7/07		1,815,996	2,114,178

Average Annual Total Returns

	1 Year	5 Year	10 Year

Class A Shares — without Sales Charge	16.15%	7.43%	5.90%

Class A Shares — with Sales Charge*	10.05%	6.28%	5.33%

Class B Shares[2] — without Sales Charge	15.32%	6.61%	5.39%

Class B Shares[2] — with Sales Charge**	11.05%	6.42%	5.39%

Institutional Class Shares	16.30%	7.66%	6.15%

Standard & Poor’s 500 Index	22.77%	9.44%	7.77%

*	Reflects maximum sales charge of 5.25%.

**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.
In the prospectus dated October 1, 2006, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.31%, 1.96% and 1.04%, respectively. The net expense ratios for Class A Shares is 1.21%. Investment performance for Class A Shares reflects voluntary fee waivers in effect at October 1, 2006, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. There are no waivers in effect for Class B Shares and Institutional Class Shares.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor’s 500 Index (“Index”), which represents the U.S. stock market as a whole. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.
Investors cannot invest directly in an index although they can invest in the underlying securities.

[2]	Class B Shares were not in existence prior to October 2, 1998. Performance for periods prior to that are based on historical performance of the Class A Shares, and has been adjusted for the maximum CDSC applicable to the Class B Shares, but does not include the Class B Shares distribution fees, which if reflected, would have lowered performance.

Performance Funds Trust
Portfolio Review

The Mid Cap Equity Fund
For the twelve months ended May 31, 2007, the Mid Cap Equity Fund (the “Fund”), Institutional Class Shares returned 17.58% compared to the Standard & Poor’s Mid Cap 400 Stock Index, which returned 21.18%1. The Fund has bested the benchmark so far this year, but that out performance has not been enough to offset the ground lost to the index during last summer’s equity correction.
In particular, the Fund’s exposure to coal and energy companies last summer hurt the Fund’s performance as oil prices fell from the low $70’s in May to the upper $50’s in September. Companies such as Peabody Energy (-22%), Arch Coal (-41%), Weatherford Intl (-22%), and Valero Energy (-16%) were particularly hit hard. On the positive side, companies from the Consumer Discretionary, Industrials, and Materials sectors enjoyed healthy returns during the past year with Precision Castparts (+107%), MEMC Electronic Materials (+73%), Albemarle (+65%), and Sotheby’s (+76%) leading the field.
Overall, equity markets have had a nice run in last 12 months and volatility has remained below historical norms, save for a brief period earlier this year. We would not be surprised to see stock market volatility increase as the year progresses and the economic data unfold. Specifically, news of the ongoing housing market slump is being weighed by the market to determine if the U.S. Consumer will continue to spend. Stay tuned as many mid cap stocks may continue to offer an attractive mix of earnings growth and sensible valuations.
Listed below are the top ten holdings of the Fund as of May 31, 20072:

1.	Precision Castparts	3.33%
2.	MEMC Electronic	2.61%
3.	Alliance Data Systems	1.90%
4.	Noble Energy	1.84%
5.	FMC Technologies	1.75%
6.	Payless Shoesource	1.70%
7.	A.G. Edwards	1.64%
8.	Roper Industries	1.56%
9.	Lyondell Chemical	1.55%
10.	Sotheby’s	1.54%
Signed,
/s/ Douglas H. Ralston
Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s MidCap 400 Stock Index (the “Index”) is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2007.
The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

The Mid Cap Equity Fund
Performance (as of May 31, 2007)
(Unaudited)
Growth of a Hypothetical $1,000,000 Investment1
[LINE GRAPH]

		Institutional Class Shares	S&P MidCap 400 Index1
	-
5/1/97		1,000,000	1,000,000
11/1/97		1,169,040	1,158,370
5/1/98		1,271,530	1,299,060
11/1/98		1,174,880	1,278,820
5/1/99		1,258,010	1,453,980
11/1/99		1,351,370	1,552,090
5/1/00		1,365,620	1,765,950
11/1/00		1,393,300	1,794,880
5/1/01		1,435,660	1,958,800
11/1/01		1,329,760	1,826,180
5/2/02		1,453,220	2,005,650
11/2/02		1,270,080	1,712,160
5/3/03		1,357,850	1,822,370
11/3/03		1,608,190	2,189,650
5/4/04		1,730,640	2,309,510
11/4/04		1,836,840	2,489,390
5/5/05		1,953,960	2,632,420
11/5/05		2,132,720	2,899,240
5/6/06		2,198,180	3,042,420
11/6/06		2,220,860	3,236,250
5/7/07		2,584,704	3,686,760

Average Annual Total Returns

	1 Year	5 Year	10 Year

Class A Shares — without Sales Charge	17.46%	11.98%	9.71%

Class A Shares — with Sales Charge*	11.26%	10.77%	9.12%

Class B Shares[2] — without Sales Charge	16.46%	11.09%	9.14%

Class B Shares[2] — with Sales Charge**	11.94%	10.83%	9.14%

Institutional Class Shares	17.58%	12.21%	9.96%

Standard & Poor’s MidCap 400 Index	21.18%	12.95%	13.94%

*	Reflects maximum sales charge of 5.25%.

**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.
In the prospectus dated October 1, 2006, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.42%, 2.06% and 1.14%, respectively. The net expense ratios for Class A Shares is 1.32%. Investment performance for Class A Shares reflects voluntary fee waivers in effect at October 1, 2006, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. There are no waivers in effect for Class B Shares and Institutional Class Shares.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor’s MidCap 400 Index (“Index”), which is a capitalization weighted index which measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.
Investors cannot invest directly in an index although they can invest in the underlying securities.

[2]	Class B Shares were not in existence prior to October 2, 1998. Performance for periods prior to that are based on historical performance of the Class A Shares, and has been adjusted for the maximum CDSC applicable to the Class B Shares, but does not include the Class B Shares distribution fees, which if reflected, would have lowered performance.

Performance Funds Trust
Portfolio Review

The Leaders Equity Fund
For the twelve months ended May 31, 2007, the Leaders Equity Fund (the “Fund”) Institutional Class Shares returned 16.77%1, while the Russell 1000 Index returned 22.93%2 and the Russell 1000 Growth Index returned 20.37%3. The underperformance during the period can primarily be attributed to a rotation in market leadership last summer.
As we noted on these pages six months ago, the Fund’s exposure to the Energy sector during last summer’s drop in oil prices has weighed heavily on the Fund’s performance. Since that time, the Fund has gained considerable ground, but the performance differential between the two periods is remarkable. From May 31, 2006 to the end of September 2006, returns of -4.31% and 5.19% were recorded for the Fund and Russell 1000 Index respectively. In a sharp reversal, from September 2006 to May 2007, the Fund has bested the Russell 1000 Index, 22.02% as compared to 16.86%.
The returns of the aforementioned periods illustrate the risks and rewards of the investment methodology of the Fund. During times of sustained and consistent leadership in the market, the Fund typically performs admirably, but in times of transition when the former market “leaders” are replaced by new, performance will usually be choppy. As always, the Fund will continue to focus on companies with strong earnings growth and good appreciation potential for the near-term.
Listed below are the top ten holdings of the Fund as of May 31, 20074:

1.	A.G. Edwards	2.83%
2.	ONEOK	2.76%
3.	Quanta Services	2.72%
4.	Commscope	2.69%
5.	Gartner Group	2.66%
6.	Schering-Plough	2.54%
7.	Constellation Energy Group	2.43%
8.	Allegheny Energy	2.42%
9.	Allegheny Technologies	2.40%
10.	Terex	2.40%
Signed,
/s/ Douglas H. Ralston
Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

[3]	The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than average growth orientation.
The performance of these indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2007.
The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

The Leaders Equity Fund
Performance (as of May 31, 2007)
(Unaudited)
Growth of a Hypothetical $1,000,000 Investment1
[LINE GRAPH]

		Institutional Class		Russell 1000 Growth
		Shares	Russell 1000 Index1	Index2
	-
9/1/00		1,000,000	1,000,000	1,000,000
11/00		844,258	855,944	735,416
5/1/01		789,242	823,836	625,212
11/1/01		669,205	750,440	567,769
5/2/02		728,223	713,918	494,723
11/2/02		568,174	629,867	439,007
5/3/03		619,189	658,856	455,890
11/3/03		713,218	736,564	512,536
5/4/04		751,230	783,443	538,060
11/4/04		819,251	829,815	542,402
5/5/05		811,248	857,270	556,000
11/5/05		918,281	912,517	595,201
5/6/06		975,298	937,710	590,155
11/6/06		990,303	1,041,660	644,988
5/7/07		1,138,837	1,152,768	710,363

Average Annual Total Returns

	1 Year	5 Year	Inception#

Class A Shares — without Sales Charge	16.35%	9.13%	1.70%

Class A Shares — with Sales Charge*	10.28%	7.96%	0.90%

Class B Shares — without Sales Charge	15.54%	8.28%	0.93%

Class B Shares — with Sales Charge**	10.54%	7.99%	0.93%

Institutional Class Shares	16.77%	9.36%	1.95%

Russell 1000 Index	22.93%	10.06%	2.13%

Russell 1000 Growth Index	20.37%	7.50%	–4.94%

*	Reflects maximum sales charge of 5.25%.

**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

#	Inception date of the Leaders Equity Fund is September 1, 2000.
In the prospectus dated October 1, 2006, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.75%, 2.40% and 1.48%, respectively. The net expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.50%, 2.25%, and 1.25%, respectively. Investment performance reflects contractual fee waivers in effect from June 1, 2006 through September 30, 2007. Without these fee waivers, the performance would have been lower.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”) and the Russell 1000 Growth Index (“Growth Index”). The Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The Growth Index is an unmanaged capitalization weighted index containing those securities of the underlying Russell 1000 index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher growth rates. The Indices are unmanaged, and do not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Performance Funds Trust
Portfolio Review

The Strategic Dividend Fund
Launched in late 2004, the Strategic Dividend Fund (the “Fund”) is now in the middle of its third year and has since its November 2004 inception produced an annualized return on its Institutional Share Class of 13.12%1, while emphasizing dividend income and growth in income. For the one year period ended May 31, 2007, the Fund’s Institutional Class shares returned 21.25%1. While strong performance from an absolute perspective, the Fund’s return was slightly behind the Dow Jones Select Dividend Index, which returned 23.28%2, and the Standard & Poor’s 500 Index which returned 22.77%3 during that same time period. Sector allocation attributed to the underperformance. While the Fund was, relative to the Dow Jones Select Dividend Index, overweight the outperforming telecommunication and energy sectors, the Fund was relatively underweight the outperforming materials and utilities sectors.
All economic sectors produced positive returns during the period, but the holdings that performed particularly well during the period were concentrated in the materials and telecommunications sectors. The particular holdings producing superior returns during the period including Lyondell Chemical (+63%), Temple-Inland (+52%), and AT&T (+60%). In addition, the Fund benefited from the acquisition of Equity Office Properties in February of 2007 at an approximately 30% premium to the previous closing price. Underperforming holdings were found primarily in the technology and energy sectors, with Nam Tai Electronics falling nearly 35% and BJ Services declining 20% during the one year ended May 31, 2007.
Over the last twelve months, assets in the Fund have continued to increase, with the Fund’s total assets growing from approximately $33 million as of May 31 2006, to over $56 million at May 31, 2007.
Listed below are the top ten holdings of the Fund at May 31, 20074:

1.	Union Pacific	2.40%
2.	Burlington Northern	2.24%
3.	General Electric	2.22%
4.	Lyondell Chemical	2.11%
5.	ConocoPhillips	2.10%
6.	Bristol-Myers Squibb	2.09%
7.	Alcoa	2.04%
8.	AT&T	2.03%
9.	JPMorgan Chase	2.02%
10.	Boston Properties	2.01%
Signed,
L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[3]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2007.
The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

The Strategic Dividend Fund
Performance (as of May 31, 2007)
(Unaudited)
Growth of a Hypothetical $1,000,000 Investment1
[LINE GRAPH]

			Dow Jones Select Dividend
		Institutional Class Shares	Index1
	-
11/8/04		1,000,000	1,000,000
11/4/04		1,007,000	1,046,640
5/5/05		1,039,440	1,067,700
11/5/05		1,078,340	1,104,030
5/6/06		1,130,700	1,148,230
11/6/06		1,256,880	1,286,800
5/7/07		1,370,970	1,415,546

Average Annual Total Returns

	1 Year	Inception#

Class A Shares — without Sales Charge	20.89%	12.87%

Class A Shares — with Sales Charge*	14.51%	10.54%

Institutional Class Shares	21.25%	13.12%

Dow Jones Select Dividend Index	23.28%	14.40%

*	Reflects maximum sales charge of 5.25%.

#	Inception date of the Strategic Dividend Fund is November 9, 2004.
In the prospectus dated October 1, 2006, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.52% and 1.17%, respectively. The net expense ratios for Class A Shares and Institutional Class Shares are 1.20% and 0.95%, respectively. Investment performance reflects contractual fee waivers in effect from June 1, 2006 through September 30, 2007. Without these fee waivers, the performance would have been lower.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Dow Jones Select Dividend Index (“Index”). The Index is unmanaged comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.
Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust
Portfolio Review

Performance Advisor Lifestyle Series
The Performance Advisor Lifestyle Series (“Lifestyle Funds”) fund-of-funds continued to produce competitive returns from the investment in the Performance Funds family. During the fiscal year, a mix of well positioned asset allocations and improved performance in the underlying funds led to positive gains.
The allocation changes made during the year proved beneficial in the three Lifestyle Funds. Shifts out of the Performance Short Term Government Income Fund and into the Performance Mid Cap Equity Fund and Performance Leaders Equity Fund helped returns given the prolonged equity bull market. The intermediate fixed income exposure was the highest detraction from performance as bond prices fell bringing yields to levels not seen since last summer. A higher allocation in the Performance Money Market Fund was also maintained to take advantage of higher short-term rates and to provide liquidity for fund outflows.
As of May 31, 2007, the target allocations for each fund were as follows:

	Conservative	Moderate	Growth
Asset	Fund	Fund	Fund

Performance Money Market Fund	5%	5%	5%
Performance Short Term Government Income Fund	20%	15%	0%
Performance Intermediate Term Income Fund	30%	15%	10%
Performance Strategic Dividend Fund	20%	25%	20%
Performance Large Cap Equity Fund	10%	15%	25%
Performance Mid Cap Equity Fund	15%	15%	20%
Performance Leaders Equity Fund	0%	10%	20%
A strong rebound in stock prices during the fiscal year led to a continuation of the equity bull market. The sharp correction that occurred at the end of February provided a platform for another rally through the end of the fiscal year. Large cap stocks, as measured by the S&P 500 Index1, outpaced other asset classes including smaller cap indices. With a much different path, bond returns were up much less than stocks for the year.
The best underlying fund performance (Institutional Class Shares) during the year was the Performance Strategic Dividend Fund at 21.25%. Not far behind was the Performance Mid Cap Equity Fund at 17.58%. Large, dividend-paying companies were in favor in calendar 2006, while mid cap stocks led in 2007. The Performance Large Cap Equity Fund and Performance Leaders Equity Fund were up 16.30% and 16.77% for the year respectively.
Bond yields, as measured by the U.S. Treasury 10-year yield, topped out at around 5.25%, which occurred in the summer of 2006. From there, bond prices trended higher as yields fell in conjunction with a longer-term yield uptrend. The Performance Short Term Government Income Fund managed a 4.44% return, while the Performance Intermediate Term Income Fund posted a 5.12% return for the fiscal year.

Solid performance from the Performance Funds along with proper asset allocation positioning translated to strong risk-adjusted returns for the Lifestyle Funds. Results for the Performance Advisor Lifestyle Series (without Sales Charge) are listed below:

	Conservative	Moderate	Growth
Time Period	Fund	Fund	Fund

Fiscal Year (May 31, 2006 — May 31, 2007)	8.74%	10.18%	12.22%
Calendar year 2006	5.30%	4.98%	4.76%
2007 Year-to-date (through May 31, 2007)	4.43%	6.68%	9.31%
Signed,
Ben Edwards
Vice President
Trustmark Investment Advisors, Inc.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Money market funds offer low risk and low return potential.

[1]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2007. The manager’s views are subject to change at any time based on the market and other conditions.
The total returns set forth reflects the waiver of a portion of the Fund’s fees, without the waiver of these fees, total returns for the period would have been lower.

Performance Funds Trust

Performance Advisor LifeStyle Series
Performance (as of May 31, 2007)
(Unaudited)
Growth of a Hypothetical $10,000 Investment1
[LINE GRAPH]

			Advisor
	Advisor Growth	Advisor Moderate	Conservative		Merrill Lynch
	Portfolio (Class C	Portfolio (Class C	Portfolio (Class C		Gov’t./Corp. Master
	Shares)	Shares)	Shares)	S&P 500 Index1	Index2

8/5/03	10,000	10,000	10,000	10,000	10,000
11/3/03	10,720	10,610	10,287	10,751	10,267
5/4/04	11,110	10,900	10,427	11,480	10,311
11/4/04	11,630	11,342	10,706	12,132	10,686
5/5/05	11,876	11,575	10,871	12,425	11,038
11/5/05	12,691	12,121	11,181	13,155	10,972
5/6/06	13,031	12,400	11,351	13,498	10,930
11/6/06	13,302	12,770	11,782	15,026	11,587
5/7/07	14,623	13,662	12,343	16,572	11,639

#	Excludes the applicable contingent deferred sales charge.

Average Annual Total Returns

	1 Year	Inception**

Performance Advisor Growth Portfolio

Class C Shares — without Sales Charge	12.22%	10.45%

Class C Shares — with Sales Charge*	11.53%	10.45%

Performance Advisor Moderate Portfolio

Class C Shares — without Sales Charge	10.18%	8.50%

Class C Shares — with Sales Charge*	9.27%	8.50%

Performance Advisor Conservative Portfolio

Class C Shares — without Sales Charge	8.74%	5.66%

Class C Shares — with Sales Charge*	7.78%	5.66%

Standard & Poor’s 500 Index	22.77%	14.08%

Merrill Lynch Gov’t./ Corp. Master Index	6.49%	4.04%

*	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 1.00%.

**	Inception date for all of the Advisor LifeStyle Series Portfolios is August 5, 2003.
In the prospectus dated October 1, 2006, the gross expense ratios for the Class C Shares of the Advisor Growth, Moderate and Conservative Portfolios are 2.03%, 1.87% and 2.03%, respectively. The net expense ratios for the Class C Shares of the Advisor Growth, Moderate and Conservative Portfolios are 1.36%, 1.36%, and 1.35%, respectively. Investment performance reflects voluntary fee waivers in effect at October 1, 2006, which may be discontinued at any time. Without these fee waivers, the performance would have been lower.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor’s 500 Index (“S&P Index”), which represents the U.S. stock market as a whole and the Merrill Lynch Government/ Corporate Master Index (“ML Index”). The ML Index is an unmanaged Index, which is generally representative of the performance of corporate and U.S. Government bonds. The Indices are unmanaged, and do not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
May 31, 2007

Principal		Amortized
Amount	Security Description	Cost

U.S. Government Agency Securities — 44.2%
Federal Farm Credit Bank
$2,500,000	5.30%, 8/16/07	$2,499,968
Federal Home Loan Bank
20,000,000	5.13%†, 6/1/07	20,000,000
5,000,000	5.25%, 6/8/07	4,999,738
20,000,000	5.21%†, 6/8/07	19,980,108
15,000,000	5.12%†, 6/13/07	14,974,385
5,000,000	5.25%, 6/18/07	4,999,287
5,000,000	4.63%, 7/18/07	4,996,060
5,000,000	5.38%, 8/1/07	4,999,848
5,000,000	5.25%, 8/10/07	4,999,369
10,000,000	5.00%, 11/14/07	9,990,905
5,000,000	5.13%, 1/22/08	4,995,853
4,855,000	5.25%, 2/5/08	4,859,017
Federal Home Loan Mortgage Corporation
10,000,000	5.12%†, 6/5/07	9,994,311
25,000,000	5.13%†, 6/26/07	24,910,938
10,000,000	5.09%†, 7/24/07	9,925,064
3,500,000	5.00%, 12/27/07	3,495,181
Federal National Mortgage Association
10,000,000	5.14%†, 6/7/07	9,991,433
9,069,000	5.13%†, 6/15/07	9,050,907
10,000,000	4.25%, 7/15/07	9,989,199
20,000,000	5.12%†, 7/18/07	19,866,311
3,000,000	5.20%, 9/28/07	3,000,079
5,000,000	4.90%, 11/28/07	4,991,788
5,000,000	3.13%, 12/15/07	4,944,635

Total U.S. Government Agency Securities		212,454,384

Commercial Paper — 30.0%
Beverages — 4.1%
	Coca-Cola Company
10,000,000	5.19%†, 7/6/07	9,949,542
10,000,000	5.22%†, 7/12/07	9,940,550

		19,890,092

Consumer Goods & Services — 8.2%
20,000,000	Colgate Palmolive, 5.20%, 6/20/07	19,945,111
10,000,000	DuPont, 5.20%, 6/29/07	9,959,556
9,500,000	Johnson & Johnson, 5.19%, 6/4/07	9,495,891

		39,400,558

Energy — 4.2%
20,000,000	Chevron Funding Corporation, 5.22%, 6/6/07	19,985,500

Financial Services — 9.4%
20,000,000	General Electric Capital Corporation, 5.23%, 6/8/07	19,979,661
15,000,000	National Rural Utilities, 5.24%, 6/7/07	14,986,900
10,000,000	Wells Fargo Corporation, 5.21%, 6/22/07	9,969,608

		44,936,169

Health Care — 4.1%
20,000,000	Abbott Labs, 5.23%, 6/15/07	19,959,322

Total Commercial Paper		144,171,641

Corporate Bonds — 13.1%
Financial Services — 13.1%
10,000,000	Merrill Lynch & Company 5.32%*, 7/27/07	10,000,496
8,882,000	4.00%, 11/15/07	8,833,391
11,000,000	Morgan Stanley, 5.48%*, 1/18/08	11,010,517
5,000,000	National Rural Utilities, 6.20%, 2/1/08	5,026,232
18,050,000	Wachovia Corporation, 5.44%*, 7/20/07	18,053,532
10,000,000	Wells Fargo Corporation, 5.38%*, 1/2/08	10,007,307

Total Corporate Bonds		62,931,475

Municipal Bond — 1.4%
Mississippi — 1.4%
6,580,000	Mississippi Business Finance Corporation, 5.35%*, 4/1/21, (LOC Bank of America)	6,580,000

Total Municipal Bonds		6,580,000

Certificates of Deposit — 4.2%
10,000,000	1st Tennessee Bank 5.27%, 6/1/07	10,000,000
10,000,000	5.28%, 6/28/07	10,000,000

Total Certificates of Deposit		20,000,000

Repurchase Agreement — 7.2%
34,417,032	Bank of America Securities, 5.24%, dated 5/31/07, due 6/1/07, with a maturity value of $34,422,042 (fully collateralized by Federal National Mortgage Association notes, 0.00%, due 10/26/07, with a value of $35,105,373)	34,417,032

Total Repurchase Agreements		34,417,032

Total Investments (Cost $480,554,532)(a) — 100.1%		480,554,532

Liabilities in excess of other assets — (0.1)%		(373,532)

NET ASSETS — 100.0%		$480,181,000

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Rate represents the effective yield at May 31, 2007.

*	Variable or Floating Rate Security. Rate disclosed is as of May 31, 2007.

LOC	Letter of Credit
See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
May 31, 2007

Shares/
Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 94.6%
Federal Farm Credit Bank
$2,500,000	3.40%, 8/27/08	$2,443,200
Federal Home Loan Bank
2,000,000	4.75%, 3/14/08	1,991,182
3,000,000	4.75%, 12/12/08	2,976,894
3,000,000	4.88%, 3/12/10	2,980,515
3,000,000	5.00%, 9/12/08	2,988,810
2,000,000	5.00%, 12/12/08	1,991,838
3,000,000	5.00%, 9/18/09	2,992,839
2,000,000	5.00%, 10/2/09	1,994,362
2,500,000	5.00%, 12/11/09	2,492,890
3,000,000	5.13%, 6/13/08	2,994,471
3,000,000	5.13%, 6/18/08	2,994,393
3,000,000	5.25%, 6/12/09	3,005,163
2,000,000	5.25%, 9/11/09	2,004,990
Federal Home Loan Mortgage Corporation
988,430	3.50%, 9/15/22, Series 2715 QB	981,234
1,000,000	4.00%, 1/14/09	980,297
1,149,441	4.00%, 5/15/22, Series 2693 JC	1,146,544
2,000,000	4.88%, 2/9/10	1,986,702
3,000,000	5.00%, 1/28/08	2,993,082
762,022	5.00%, 9/15/12, Series 2702 WA	760,139
2,000,000	5.13%, 4/18/08	1,996,566
Federal National Mortgage Association
2,830,000	3.60%, 3/3/09	2,753,279
4,500,000	4.00%, 1/26/09	4,411,202
4,000,000	4.20%, 6/8/09	3,926,524
2,000,000	4.63%, 12/15/09	1,975,226
2,000,000	5.10%, 2/22/08	1,996,746
2,000,000	5.38%, 8/15/09	2,008,624
Government National Mortgage Association
1,883,429	3.25%, 6/16/27, Series 2004-26 HD	1,838,688
1,655,801	3.47%, 4/20/34, Series 2004-22 BK	1,595,530

Total U.S. Government Agency Securities		65,201,930

U.S. Treasury Note — 2.2%
1,500,000	U.S. Treasury Notes, 4.50%, 2/15/09	1,488,516

Total U.S. Treasury Notes		1,488,516

Investment Company — 2.0%
1,378,463	Performance Money Market Fund, Institutional Class, 4.88%(a)(b)	1,378,463

Total Investment Companies		1,378,463

Total Investments (Cost $68,568,532) — 98.8%		68,068,909
Other assets in excess of liabilities — 1.2%		839,192

NET ASSETS — 100.0%		$68,908,101

(a)	Rate reflects the 7 day effective yield at May 31, 2007.
(b)	Investment in affiliate.
See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
May 31, 2007

Principal
Amount/
Shares	Security Description	Value

U.S. Government Agency Securities — 74.1%
Federal Agricultural Mortgage Corporation
$1,000,000	5.93%, 6/4/08	$1,005,970
Federal Farm Credit Bank
2,000,000	5.30%, 4/6/20	1,991,738
2,000,000	5.88%, 7/28/08	2,012,600
Federal Home Loan Bank
2,000,000	4.88%, 11/18/11	1,976,390
2,000,000	5.25%, 6/18/14	2,002,332
2,000,000	5.38%, 8/19/11	2,015,446
Federal Home Loan Mortgage Corporation
2,638,868	4.50%, 11/15/13, Series 2770 UH	2,615,830
2,000,000	4.50%, 2/15/15, Series 2658 PD	1,960,640
3,000,000	4.50%, 7/15/15, Series 2633 PC	2,943,390
2,000,000	5.00%, 4/15/34, Series 2780 TG	1,850,840
1,000,000	5.00%, 5/15/34, Series 2922 QE	949,640
2,000,000	5.00%, 2/15/36, Series 3113 QE	1,831,320
2,000,000	5.50%, 7/18/16	2,035,378
500,000	6.63%, 9/15/09	515,612
Federal National Mortgage Association
2,000,000	3.88%, 2/15/10	1,937,500
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	904,899
870,120	4.00%, 12/25/29, Series 2003-27 EC	834,776
2,000,000	4.50%, 10/15/08	1,979,694
3,000,000	4.50%, 5/25/15, Series 2003-54 TC	2,942,633
2,000,000	5.00%, 4/15/15	1,974,146
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	2,937,407
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	1,944,369
185,586	7.00%, 4/1/20, Pool #253299	193,776
69,932	7.50%, 9/1/29, Pool #252717	73,290
Government National Mortgage Association
217,375	4.00%, 4/16/28, Series 2003-34 PH	216,225
2,216,755	5.00%, 12/20/31, Series 2006-27 CB	2,155,599
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,461,654
3,000,000	5.50%, 4/20/30, Series 2003-86 QD	2,994,240
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	1,973,620
4,378,553	5.50%, 8/15/35, Pool #644568	4,304,209
127,947	7.00%, 10/15/29, Pool #510559	133,811
74,300	7.50%, 10/15/29, Pool #510534	77,944
181,700	8.00%, 2/15/30, Pool #529127	193,212
2,414	9.00%, 3/15/20, Pool #271741	2,599
Tennessee Valley Authority
3,500,000	6.00%, 3/15/13	3,638,047
2,000,000	7.14%, 5/23/12	2,165,240

Total U.S. Government Agency Securities		62,746,016

U.S. Treasury Notes — 10.6%
3,000,000	4.38%, 12/15/10	2,954,064
2,000,000	4.75%, 5/15/14	1,985,312
2,000,000	4.88%, 7/31/11	2,001,406
2,000,000	5.13%, 5/15/16(a)	2,031,094

Total U.S. Treasury Notes		8,971,876

U.S. Treasury Strip — 0.9%
2,000,000	U.S. Treasury Strips, 5.05%†, 11/15/26	742,280

Total U.S. Treasury Strips		742,280

Corporate Bonds — 13.0%
Aerospace/Defense — 0.6%
500,000	Rockwell International Corporation, 6.15%, 1/15/08	502,130

Beverages — 1.2%
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,034,680

Chemicals — 0.3%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	254,668

Consumer Non-Durable — 0.3%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	268,843

Electrical Components & Equipment — 1.3%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,051,430

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
May 31, 2007

Principal
Amount/
Shares	Security Description	Value

Corporate Bonds (continued)
Financial Services — 3.6%
$500,000	Bankers Trust Corporation, 7.50%, 11/15/15	$557,275
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	254,095
500,000	CNA Financial Corporation, 6.60%, 12/15/08	506,621
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	706,407
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	553,950
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	504,576

		3,082,924

Food Service — 2.4%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,042,920
1,000,000	H.J Heinz Company, 6.00%, 3/15/08	1,003,279

		2,046,199

Railroads — 1.2%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,033,310

Telecommunications — 1.5%
500,000	AT&T Corporation, 6.00%, 3/15/09	504,003
250,000	Motorola, Inc., 6.50%, 3/1/08	251,843
240,000	Southern New England Telephone Company, 7.13%, 8/1/07	240,499
250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26, Callable 10/15/07 @102.83	255,315

		1,251,660

Utilities — 0.6%
$250,000	Northern States Power Company, 7.13%, 7/1/25	$278,542
250,000	PacifiCorp, 6.63%, 6/1/07	250,000

		528,542

Total Corporate Bonds		11,054,386

Investment Company — 0.7%
605,378	Performance Money Market Fund, Institutional Class, 4.88%(b)(c)	605,378

Total Investment Companies		605,378

Total Investments (Cost $84,070,704) — 99.3%		84,119,936
Other assets in excess of liabilities — 0.7%		578,539

NET ASSETS — 100.0%		$84,698,475

(a)	A portion or all of the security was out on loan at May 31, 2007.

(b)	Rate reflects the 7 day effective yield at May 31, 2007.

(c)	Investment in affiliate.

†	Rate represents the effective yield at May 31, 2007.
See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2007

Shares	Security Description	Value

Common Stocks — 96.9%
Aerospace/Defense — 4.3%
7,300	General Dynamics Corporation	$585,752
8,900	Honeywell International, Inc.	515,399
6,500	Lockheed Martin Corporation	637,650
9,700	Raytheon Company	539,320
6,500	Rockwell Collins, Inc.	459,355

		2,737,476

Chemicals — 0.8%
28,400	Hercules, Inc.(a)	534,772

Commercial Services — 1.4%
35,700	Convergys Corporation(a)	918,918

Construction — 7.2%
17,900	Allegheny Technologies, Inc.	2,069,061
9,700	American Standard Companies, Inc.	579,866
29,200	Nucor Corporation	1,972,168

		4,621,095

Consumer Goods & Services — 0.9%
750	Idearc, Inc.	26,437
12,200	Marriott International, Inc., Class A	561,810

		588,247

Consumer Products — 4.4%
24,400	Mattel, Inc.	683,444
13,800	Newell Rubbermaid, Inc.	438,288
11,400	NIKE, Inc., Class B	646,950
8,900	The Estee Lauder Companies, Inc., Class A	420,970
31,700	Xerox Corporation(a)	598,179

		2,787,831

Diversified — 5.8%
7,300	Danaher Corporation	536,550
5,700	Johnson Controls, Inc.	625,290
5,700	PACCAR, Inc.	497,211
5,700	Textron, Inc.	611,610
14,600	Thermo Fisher Scientific, Inc.(a)	797,160
10,600	Waters Corporation(a)	639,180

		3,707,001

Electronics — 0.8%
16,200	Novellus Systems, Inc.(a)	497,178

Energy — 9.6%
8,900	ChevronTexaco Corporation	725,261
49,500	Exxon Mobil Corporation	4,116,915
14,600	PPL Corporation	671,016
9,700	Sempra Energy	594,804

		6,107,996

Financial Services — 8.4%
9,700	Ameriprise Financial, Inc.	609,645
3,200	Bear Stearns Companies, Inc.	479,872
8,900	Fiserv, Inc.(a)	527,325
4,600	Franklin Resources, Inc.	624,404
12,200	Morgan Stanley	1,037,488
8,900	Principal Financial Group, Inc.	541,120
4,100	The Goldman Sachs Group, Inc.	946,362
16,200	Wells Fargo & Company	584,658

		5,350,874

Gas — 1.7%
16,200	Praxair, Inc.	1,103,058

Health Care — 6.9%
8,100	Abbott Laboratories	456,435
8,100	Amerisourcebergen Corporation	414,882
8,100	Baxter International, Inc.	460,404
7,300	Becton, Dickinson & Company	556,625
8,100	C.R. Bard, Inc.	683,721
7,400	Gilead Sciences, Inc.(a)	612,498
23,500	Merck & Company, Inc.	1,232,575

		4,417,140

Insurance — 6.0%
3,800	CIGNA Corporation	636,994
9,700	Lincoln National Corporation	703,250
14,200	MetLife, Inc.	965,600
4,900	Prudential Financial, Inc.	499,898
7,300	Safeco Corporation	458,075
22,900	Unum Group	607,766

		3,871,583

Machinery — 2.0%
4,900	Deere & Company	590,303
8,100	Terex Corporation(a)	686,637

		1,276,940

Mining — 0.4%
3,220	Freeport-McMoRan Copper & Gold, Inc., Class B	253,414

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2007

Shares	Security Description	Value

Common Stocks (continued) Multimedia — 1.8%
16,200	The Walt Disney Company	$574,128
26,800	Time Warner, Inc.	572,716

		1,146,844

Oil & Gas — 2.4%
12,200	Marathon Oil Corporation	1,510,482

Real Estate — 0.9%
16,200	CB Richard Ellis Group, Inc., Class A(a)	602,964

Retail — 10.4%
3,200	AutoZone, Inc.(a)	411,616
24,400	Big Lots, Inc.(a)	768,600
13,000	Coach, Inc.(a)	667,680
8,100	J.C. Penney Company, Inc.	651,888
7,300	Kohl’s Corporation(a)	549,836
12,200	McDonald’s Corporation	616,710
11,400	Nordstrom, Inc.	592,002
4,900	Polo Ralph Lauren Corporation	477,897
17,000	Safeway, Inc.	586,160
8,900	The Sherwin-Williams Company	601,996
7,700	VF Corporation	722,106

		6,646,491

Software — 8.0%
18,700	BMC Software, Inc.(a)	619,718
38,200	Hewlett-Packard Company	1,746,122
5,700	International Business Machines Corporation	607,620
44,600	Microsoft Corporation	1,367,882
40,600	Oracle Corporation(a)	786,828

		5,128,170

Technology — 2.5%
4,900	Apple, Inc.(a)	595,644
6,500	Cognizant Technology Solutions Corporation, Class A(a)	510,640
8,900	NCR Corporation(a)	477,663

		1,583,947

Telecommunications — 4.7%
39,400	AT&T, Inc.	1,628,796
29,200	Cisco Systems, Inc.(a)	786,064
8,900	Embarq Corporation	571,914

		2,986,774

Utilities — 5.6%
13,000	American Electric Power Company, Inc.	619,190
33,300	CenterPoint Energy, Inc.	630,369
7,300	Constellation Energy Group, Inc.	669,921
16,200	Duke Energy Corporation	316,548
10,600	FirstEnergy Corporation	733,838
12,100	PG&E Corporation	596,046

		3,565,912

Total Common Stocks		61,945,107

Investment Company — 3.1%
1,958,398	Performance Money Market Fund, Institutional Class, 4.88%(b)(c)	1,958,398

Total Investment Companies		1,958,398

Total Investments (Cost $47,131,316) — 100.0%		63,903,505
Liabilities in excess of other assets — 0.0%		(8,102)

NET ASSETS — 100.0%		$63,895,403

(a)	Non-income producing security.
(b)	Rate reflects the 7 day effective yield at May 31, 2007.
(c)	Investment in affiliate.
See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2007

Shares	Security Description	Value

Common Stocks — 97.8%
Aerospace/Defense — 0.3%
2,000	Sequa Corporation, Class A(a)	$220,000

Automotive — 1.4%
10,000	BorgWarner, Inc.	841,600
11,000	Lear Corporation(a)	392,370

		1,233,970

Capital Goods — 6.6%
26,000	Commercial Metals Company	913,900
12,000	Granite Construction, Inc.	821,880
24,000	Precision Castparts Corporation	2,869,440
24,000	Steel Dynamics, Inc.	1,125,600

		5,730,820

Chemicals — 4.5%
14,000	Airgas, Inc.	596,960
27,000	Albemarle Corporation	1,097,280
10,000	FMC Corporation	836,600
36,000	Lyondell Chemical Company	1,338,120

		3,868,960

Commercial Services — 2.3%
21,000	Alliance Data Systems Corporation(a)	1,636,320
12,000	Gartner Group, Inc.(a)	330,720

		1,967,040

Construction — 2.5%
16,000	Jacobs Engineering Group, Inc.(a)	927,200
5,000	Martin Marietta Materials, Inc.	777,200
16,000	Quanta Services, Inc.(a)	480,160

		2,184,560

Consumer Goods & Services — 6.6%
10,000	Bob Evans Farms, Inc.	387,000
18,000	Brinker International, Inc.	575,280
12,000	Ceridian Corporation(a)	424,440
12,000	Church & Dwight Company, Inc.	600,120
7,000	ITT Educational Services, Inc.(a)	792,330
12,000	Manpower, Inc.	1,104,000
15,000	Republic Services, Inc., Class A	454,200
28,000	Sotheby’s	1,329,160

		5,666,530

Consumer Products — 0.8%
11,000	Hormel Foods Corporation	411,950
10,000	Tupperware Corporation	289,100

		701,050

Diversified — 3.0%
24,000	Harsco Corporation	1,278,240
23,000	Roper Industries, Inc.	1,342,280

		2,620,520

Electronics — 6.4%
18,000	Arrow Electronics, Inc.(a)	738,900
22,000	Avnet, Inc.(a)	942,480
8,000	Energizer Holdings, Inc.(a)	792,480
37,000	MEMC Electronic Materials, Inc.(a)	2,248,860
10,000	Microchip Technology, Inc.	405,800
6,000	Varian, Inc.(a)	353,100

		5,481,620

Energy — 5.9%
18,000	Grant Prideco, Inc.(a)	1,022,220
8,000	Newfield Exploration Company(a)	384,320
25,000	Noble Energy, Inc.	1,582,250
23,000	ONEOK, Inc.	1,244,300
8,000	Questar Corporation	864,080

		5,097,170

Environmental Services & Equipment — 0.6%
6,000	Stericycle, Inc.(a)	547,020

Financial Services — 4.9%
16,000	A.G. Edwards, Inc.	1,410,560
10,000	Deluxe Corporation	436,700
22,000	Eaton Vance Corporation	965,580
13,000	Leucadia National Corporation	465,920
15,000	SEI Investments Company	925,950

		4,204,710

Health Care — 4.6%
7,000	Apria Healthcare Group, Inc.(a)	202,720
16,000	Covance, Inc.(a)	1,064,800
8,000	DENTSPLY International, Inc.	289,120
17,000	Health Net, Inc.(a)	970,360
See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2007

Shares	Security Description	Value

Common Stocks (continued)
Health Care (continued)
16,000	Henry Schein, Inc.(a)	$856,480
6,000	Wellcare Health Plans, Inc.(a)	552,240

		3,935,720

Higher Education — 0.4%
10,000	DeVry, Inc.	336,000

Insurance — 2.4%
31,500	American Financial Group, Inc.	1,122,975
18,906	Fidelity National Financial, Inc., Class A	530,124
13,000	W.R. Berkley Corporation	428,220

		2,081,319

Internet — 0.5%
14,000	ValueClick, Inc.(a)	438,620

Iron/Steel — 0.8%
11,000	Reliance Steel & Aluminum Company	675,070

Machinery — 1.3%
15,000	AGCO Corporation(a)	649,200
8,000	Joy Global, Inc.	453,040

		1,102,240

Medical — 1.4%
6,000	Cephalon, Inc.(a)	498,060
10,000	Cytyc Corporation(a)	422,800
2,000	Intuitive Surgical, Inc.(a)	275,260

		1,196,120

Oil & Gas — 9.2%
18,000	Cameron International Corporation(a)	1,276,200
15,000	Equitable Resources, Inc.	780,300
20,000	FMC Technologies, Inc.(a)	1,512,000
34,000	MDU Resources Group, Inc.	1,030,540
10,000	Pride International, Inc.(a)	360,100
20,000	Smith International, Inc.	1,110,200
13,000	Southwestern Energy Company(a)	618,800
22,000	XTO Energy, Inc.	1,276,220

		7,964,360

Packaging & Containers — 0.5%
10,000	Sonoco Products Company	433,000

Real Estate Investment Trusts — 4.1%
20,000	AMB Property Corporation	1,157,000
12,000	Regency Centers Corporation	942,840
10,000	The Macerich Company	892,000
11,000	Weingarten Realty Investors	513,260

		3,505,100

Retail — 7.6%
13,000	Abercrombie & Fitch Company, Class A	1,074,450
7,000	Aeropostale, Inc.(a)	324,100
15,000	American Eagle Outfitters, Inc.	405,000
42,000	Carmax, Inc.(a)	1,008,000
4,000	Dick’s Sporting Goods, Inc.(a)	222,280
17,000	Dollar Tree Stores, Inc.(a)	719,270
21,000	GameStop Corporation(a)	776,580
41,000	Payless Shoesource, Inc.(a)	1,464,520
16,000	Ross Stores, Inc.	525,440

		6,519,640

Software — 1.7%
19,000	Activision, Inc.(a)	376,010
10,000	DST Systems, Inc.(a)	837,300
11,000	Synopsys, Inc.(a)	291,720

		1,505,030

Technology — 4.8%
23,000	AMETEK, Inc.	868,020
15,000	Cadence Design Systems, Inc.(a)	340,650
5,000	CDW Corporation	425,700
5,000	Cognizant Technology Solutions Corporation, Class A(a)	392,800
9,000	Lam Research Corporation(a)	482,940
8,000	SPX Corporation	702,960
9,000	The Dun & Bradstreet Corporation	901,170

		4,114,240

Telecommunications — 4.4%
32,000	Amphenol Corporation, Class A	1,144,960
22,000	CommScope, Inc.(a)	1,204,060
20,000	Harris Corporation	998,400
7,000	Telephone and Data Systems, Inc.	433,300

		3,780,720

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2007

Shares	Security Description	Value

Common Stocks (continued)
Telecommunications (continued)
Textiles — 1.2%
10,000	Mohawk Industries, Inc.(a)	$1,020,600

Transportation — 0.7%
13,000	Expeditors International of Washington, Inc.	567,580

Utilities — 6.4%
11,000	AGL Resources, Inc.	469,260
23,000	Alliant Energy Corporation	993,600
23,000	National Fuel Gas Company	1,047,880
34,000	Pepco Holdings, Inc.	1,015,240
26,000	Sierra Pacific Resources(a)	492,960
20,000	Westar Energy, Inc.	530,200
20,000	Wisconsin Energy Corporation	968,601

		5,517,741

Total Common Stocks		84,217,070

Investment Company — 2.3%
2,002,838	Performance Money Market Fund, Institutional Class, 4.88%(b)(c)	2,002,838

Total Investment Companies		2,002,838

Total Investments (Cost $64,223,393) — 100.1%		86,219,908
Liabilities in excess of other assets — (0.1)%		(58,544)

NET ASSETS — 100.0%		$86,161,364

(a)	Non-income producing security.

(b)	Rate reflects the 7 day effective yield at May 31, 2007.

(c)	Investment in affiliate.
See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
May 31, 2007

Shares	Security Description	Value

Common Stocks — 98.7%
Aerospace/Defense — 4.0%
13,000	General Dynamics Corporation	$1,043,120
11,000	Lockheed Martin Corporation	1,079,100

		2,122,220

Capital Goods — 4.6%
10,000	Precision Castparts Corporation	1,195,600
26,000	Steel Dynamics, Inc.	1,219,400

		2,415,000

Chemicals — 2.2%
28,000	Albemarle Corporation	1,137,920

Commercial Services — 2.7%
51,000	Gartner Group, Inc.(a)	1,405,560

Construction — 7.3%
11,000	Allegheny Technologies, Inc.	1,271,490
20,000	Jacobs Engineering Group, Inc.(a)	1,159,000
48,000	Quanta Services, Inc.(a)	1,440,480

		3,870,970

Consumer Goods & Services — 4.2%
21,000	Church & Dwight Company, Inc.	1,050,210
13,000	Manpower, Inc.	1,196,000

		2,246,210

Diversified — 6.4%
26,000	Pall Corporation	1,163,500
21,000	Thermo Fisher Scientific, Inc.(a)	1,146,600
18,000	Waters Corporation(a)	1,085,400

		3,395,500

Electronics — 4.1%
11,000	Energizer Holdings, Inc.(a)	1,089,660
18,000	MEMC Electronic Materials, Inc.(a)	1,094,040

		2,183,700

Energy — 5.1%
13,000	National-Oilwell Varco, Inc.(a)	1,227,850
27,000	ONEOK, Inc.	1,460,700

		2,688,550

Financial Services — 7.1%
17,000	A.G. Edwards, Inc.	1,498,720
8,000	Franklin Resources, Inc.	1,085,920
5,000	The Goldman Sachs Group, Inc.	1,154,100

		3,738,740

Health Care — 6.4%
20,000	Baxter International, Inc.	1,136,800
14,000	Gilead Sciences, Inc.(a)	1,158,780
14,000	Medco Health Solutions, Inc.(a)	1,088,640

		3,384,220

Insurance — 2.2%
7,000	CIGNA Corporation	1,173,410

Machinery — 2.4%
15,000	Terex Corporation(a)	1,271,550

Metal Fabricate/Hardware — 1.9%
19,000	Snap-on Incorporated	1,027,330

Multimedia — 1.9%
29,000	The Walt Disney Company	1,027,760

Oil & Gas — 2.3%
17,000	Cameron International Corporation(a)	1,205,300

Packaging & Containers — 2.1%
26,000	Sonoco Products Company	1,125,800

Pharmaceuticals — 2.5%
41,000	Schering-Plough Corporation	1,342,340

Real Estate — 2.0%
28,000	CB Richard Ellis Group, Inc., Class A(a)	1,042,160

Retail — 6.5%
23,000	Coach, Inc.(a)	1,181,280
21,000	Nordstrom, Inc.	1,090,530
12,000	Polo Ralph Lauren Corporation	1,170,360

		3,442,170

Software — 2.2%
25,000	Hewlett-Packard Company	1,142,750

Technology — 4.4%
20,000	NCR Corporation(a)	1,073,400
14,000	SPX Corporation	1,230,180

		2,303,580

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2007

Shares	Security Description	Value

Common Stocks (continued) Telecommunications — 7.3%
34,000	Amphenol Corporation, Class A	$1,216,520
30,000	AT&T, Inc.	1,240,200
26,000	CommScope, Inc.(a)	1,422,980

		3,879,700

Utilities — 6.9%
24,000	Allegheny Energy, Inc.(a)	1,281,360
57,000	CenterPoint Energy, Inc.	1,079,010
14,000	Constellation Energy Group, Inc.	1,284,780

		3,645,150

Total Common Stocks		52,217,590

Investment Company — 1.3%
709,710	Performance Money Market Fund, Institutional Class, 4.88%(b)(c)	709,710

Total Investment Companies		709,710

Total Investments (Cost $43,208,041) — 100.0%		52,927,300
Liabilities in excess of other assets — 0.0%		(15,279)

NET ASSETS — 100.0%		$52,912,021

(a)	Non-income producing security.

(b)	Rate reflects the 7 day effective yield at May 31, 2007.

(c)	Investment in affiliate.
See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
May 31, 2007

Shares/
Principal
Amount	Security Description	Value

Common Stocks — 93.1%
Business Equipment & Services — 1.6%
18,130	Pitney Bowes, Inc.	$865,708

Chemicals — 5.4%
18,640	Dow Chemical Company	845,883
18,830	DuPont De Nemours E.I.	985,186
31,760	Lyondell Chemical Company	1,180,519

		3,011,588

Consumer Goods & Services — 6.2%
10,190	3M Company	896,312
12,960	Altria Group, Inc.	921,456
12,100	Kimberly-Clark Corporation	858,616
12,750	Procter & Gamble Company	810,263

		3,486,647

Consumer Products — 0.5%
8,969	Kraft Foods, Inc.	303,498

Diversified — 4.3%
27,700	Alcoa, Inc.	1,143,456
33,150	General Electric Company	1,245,777

		2,389,233

Energy — 18.2%
18,690	BJ Services Company	548,178
24,580	Chesapeake Energy Corporation	856,859
9,820	ChevronTexaco Corporation	800,232
15,220	ConocoPhillips	1,178,485
9,990	Diamond Offshore Drilling, Inc.	942,756
32,950	Enterprise Products Partners, LP	1,031,994
15,090	GlobalSantaFe Corporation	1,030,647
17,910	Kinder Morgan Energy Partners, LP	988,632
13,500	ONEOK, Inc.	730,350
36,490	Penn Virginia Resource Partners, LP	1,093,970
13,370	Valero Energy Corporation	997,669

		10,199,772

Financial Services — 16.7%
18,540	Bank of America Corporation	940,163
18,760	Citigroup, Inc.	1,022,232
13,900	Comerica, Inc.	873,337
32,590	Firstmerit Corporation	701,663
21,860	JPMorgan Chase & Company	1,133,004
25,910	KeyCorp	922,655
50,270	People’s United Financial, Inc.	1,014,951
24,300	San Juan Basin Royalty Trust	788,778
29,580	U.S. Bancorp	1,022,877
21,350	Washington Mutual, Inc.	933,422

		9,353,082

Health Care — 7.0%
17,770	Abbott Laboratories	1,001,339
38,660	Bristol-Myers Squibb Company	1,171,785
13,400	Johnson & Johnson	847,818
32,670	Pfizer, Inc.	898,098

		3,919,040

Insurance — 1.5%
13,920	Allstate Corporation	856,080

Machinery — 1.2%
11,780	Joy Global, Inc.	667,101

Oil & Gas — 1.0%
5,900	CNOOC Limited	554,836

Paper Products — 1.9%
16,840	Temple-Inland, Inc.	1,060,920

Railroads — 4.6%
13,470	Burlington Northern Santa Fe Corporation	1,254,461
11,140	Union Pacific Corporation	1,344,375

		2,598,836

Real Estate Investment Trusts — 8.1%
18,730	AMB Property Corporation	1,083,531
9,730	Boston Properties, Inc.	1,125,566
28,130	Health Care Property Investors, Inc.	919,007
22,470	Plum Creek Timber Company, Inc.	939,246
5,390	Public Storage, Inc.	482,405

		4,549,755

Telecommunications — 3.7%
27,520	AT&T, Inc.	1,137,677
21,710	Verizon Communications, Inc.	945,036

		2,082,713

Utilities — 11.2%
11,210	Dominion Resources, Inc.	993,094
32,050	Duke Energy Corporation	626,257
See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
May 31, 2007

Shares/
Principal
Amount	Security Description	Value

Common Stocks (continued)
Utilities (continued)
26,770	Great Plains Energy, Inc.	$833,082
37,800	NiSource, Inc.	839,538
29,630	OGE Energy Corporation	1,093,940
19,070	Progress Energy, Inc.	955,216
25,040	Southern Company	901,691

		6,242,818

Total Common Stocks		52,141,627

U.S. Government Agency Securities — 3.4%
$984,231	Federal Home Loan Mortgage Corporation, 5.50%, 2/1/37	960,983
975,014	Federal National Mortgage Association, 6.00%, 3/1/37	974,293

Total U.S. Government Agency Securities		1,935,276

Investment Companies — 3.3%
74,190	John Hancock Bank and Thrift Opportunity Fund	705,547
296,613	Performance Money Market Fund, Institutional Class, 4.88%(a)(b)	296,613
51,890	Pimco Corporate Opportunity Fund	849,440

Total Investment Companies		1,851,600

Total Investments (Cost $47,783,025) — 99.8%		55,928,503
Other assets in excess of liabilities — 0.2%		98,208

NET ASSETS — 100.0%		$56,026,711

(a)	Rate reflects the 7 day effective yield at May 31, 2007.

(b)	Investment in affiliate, represents 0.5% of the fund.
See notes to financial statements.

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
May 31, 2007

Shares	Security Description	Value

Investment Companies — 100.1%
14,079	Performance Intermediate Term Income Fund, Institutional Class(b)	$140,652
47,086	Performance Large Cap Equity Fund, Institutional Class(b)	585,273
44,704	Performance Leaders Equity Fund, Institutional Class(a)(b)	472,071
32,403	Performance Mid Cap Equity Fund, Institutional Class(b)	476,980
84,109	Performance Money Market Fund, Institutional Class, 4.88%(b)(c)	84,109
170	Performance Short Term Government Income Fund, Institutional Class(b)	1,655
36,992	Performance Strategic Dividend Fund, Institutional Class(b)	465,365

Total Investment Companies		2,226,105

Total Investments (Cost $2,160,702) — 100.1%		2,226,105
Liabilities in excess of other assets — (0.1)%		(2,779)

NET ASSETS — 100.0%		$2,223,326

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at May 31, 2007.
See notes to financial statements.

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
May 31, 2007

Shares	Security Description	Value

Investment Companies — 100.0%
61,496	Performance Intermediate Term Income Fund, Institutional Class(a)	$614,342
52,984	Performance Large Cap Equity Fund, Institutional Class(a)	658,597
40,166	Performance Leaders Equity Fund, Institutional Class(a)(b)	424,151
41,419	Performance Mid Cap Equity Fund, Institutional Class(a)	609,693
170,949	Performance Money Market Fund, Institutional Class, 4.88%(a)(c)	170,949
64,207	Performance Short Term Government Income Fund, Institutional Class(a)	623,447
82,896	Performance Strategic Dividend Fund, Institutional Class(a)	1,042,834

Total Investment Companies		4,144,013

Total Investments (Cost $4,008,946) — 100.0%		4,144,013
Other assets in excess of liabilities — 0.0%		1,136

NET ASSETS — 100.0%		$4,145,149

(a)	Investment in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at May 31, 2007.
See notes to financial statements.

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
May 31, 2007

Shares	Security Description	Value

Investment Companies — 99.9%
62,341	Performance Intermediate Term Income Fund, Institutional Class(a)	$622,789
16,819	Performance Large Cap Equity Fund, Institutional Class(a)	209,062
21,527	Performance Mid Cap Equity Fund, Institutional Class(a)	316,877
93,824	Performance Money Market Fund, Institutional Class, 4.88%(a)(b)	93,824
42,879	Performance Short Term Government Income Fund, Institutional Class(a)	416,355
33,164	Performance Strategic Dividend Fund, Institutional Class(a)	417,208

Total Investment Companies		2,076,115

Total Investments (Cost $2,015,971) — 99.9%		2,076,115
Other assets in excess of liabilities — 0.1%		2,221

NET ASSETS — 100.0%		$2,078,336

(a)	Investment in affiliate.

(b)	Rate reflects the 7 day effective yield at May 31, 2007.
See notes to financial statements.

(This page intentionally left blank)

Performance Funds Trust
Statements of Assets and Liabilities
May 31, 2007

		The Short Term	The Intermediate
	The Money	Government	Term Income
	Market Fund	Income Fund	Fund

Assets:
Investments in Unaffiliated securities, at value	$446,137,500	$66,690,446	$83,514,558 **
Investments in Affiliated Securities, at value	—	1,378,463	605,378
Repurchase agreements, at value	34,417,032	—	—

Total Investments, at value	480,554,532	68,068,909	84,119,936

Cash	—	—	—
Interest and dividends receivable	1,602,786	997,920	752,707
Receivable for capital shares issued	—	5,045	36,675
Receivable from adviser	—	—	—
Prepaid expenses	52,150	9,558	12,334

Total Assets	482,209,468	69,081,432	84,921,652

Liabilities:
Cash overdraft	—	—	—
Dividends payable	1,768,585	109,439	143,305
Payable for capital shares redeemed	—	10,928	7,683
Accrued expenses and other liabilities:
Advisory	103,042	23,584	33,278
Administration	5,446	924	972
Service Organization	—	4,186	5,194
Distribution	6,054	1,106	1,486
Custodian	15,853	2,358	2,894
Transfer agent	12,740	3,936	5,425
Chief Compliance Officer	4,987	676	848
Other	111,761	16,194	22,092

Total Liabilities	2,028,468	173,331	223,177

Net Assets	$480,181,000	$68,908,101	$84,698,475

Composition of Net Assets:
Capital	$480,190,489	$72,099,004	$87,469,230
Accumulated (distributions in excess of) net investment income	—	27,042	(4,031)
Accumulated net realized gains/(losses) from investment transactions	(9,489)	(2,718,322)	(2,815,956)
Net unrealized appreciation/(depreciation) on investments	—	(499,623)	49,232

Net Assets	$480,181,000	$68,908,101	$84,698,475

Net Assets:
Institutional Class Shares	$451,062,101	$63,663,085	$78,321,908
Class A Shares	29,016,265	5,245,016	6,173,198
Class B Shares	102,634	—	203,369
Class C Shares	—	—	—

Total Net Assets	$480,181,000	$68,908,101	$84,698,475

Shares Outstanding:
Institutional Class Shares	451,060,105	6,557,739	7,839,145
Class A Shares	29,018,010	540,614	618,474
Class B Shares	102,643	—	20,379
Class C Shares	—	—	—
Net Asset Value, Offering Price (except Class A Shares) and Redemption Price per share:
Institutional Class Shares	$1.00	$9.71	$9.99
Class A Shares	$1.00	$9.70	$9.98
Class B Shares*	$1.00	$—	$9.98
Class C Shares*	$—	$—	$—
Maximum Sales Charge:
Class A Shares	N/A	3.00%	5.25%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge) Class A Shares	$—	$10.00	$10.53

Investments in Unaffiliated securities, at cost	$480,554,532	$67,190,069	$83,465,326
Investments in Affiliated securities, at cost	—	1,378,463	605,378

Total Investments, at cost	$480,554,532	$68,568,532	$84,070,704

*	Redemption price per share varies on length of time shares are held.

**	Includes securities on loan of $2,031,094.
See notes to financial statements.

				The Performance	The Performance	The Performance
The Large Cap	The Mid Cap	The Leaders	The Strategic	Advisor Growth	Advisor Moderate	Advisor Conservative
Equity Fund	Equity Fund	Equity Fund	Dividend Fund	Portfolio	Portfolio	Portfolio

$61,945,107	$84,217,070	$52,217,590	$55,631,890	$—	$—	$—
1,958,398	2,002,838	709,710	296,613	2,226,105	4,144,013	2,076,115
—	—	—	—	—	—	—

63,903,505	86,219,908	52,927,300	55,928,503	2,226,105	4,144,013	2,076,115

—	—	50	—	106	—	—
84,424	54,371	33,436	165,883	1,259	5,780	4,220
926	15,886	8,525	6,550	725	—	105
—	—	—	—	2,826	2,563	2,810
18,894	19,751	14,140	5,690	1,011	1,447	955

64,007,749	86,309,916	52,983,451	56,106,626	2,232,032	4,153,803	2,084,205

—	—	—	—	—	296	991
1,990	—	—	17,244	—	40	5
39,265	53,063	13,159	12,877	2,295	37	300
31,725	53,500	34,685	24,874	—	—	—
848	1,129	595	637	21	39	20
2,320	3,701	3,195	3,550	—	—	—
5,966	6,240	892	414	1,942	3,590	1,779
2,115	2,853	1,757	1,927	39	72	36
13,156	10,251	5,273	3,136	3,770	3,687	2,196
560	872	508	599	41	24	72
14,401	16,943	11,366	14,657	598	869	470

112,346	148,552	71,430	79,915	8,706	8,654	5,869

$63,895,403	$86,161,364	$52,912,021	$56,026,711	$2,223,326	$4,145,149	$2,078,336

$39,984,698	$56,671,554	$39,839,920	$46,480,669	$1,934,807	$3,607,839	$1,942,685
(2,077)	—	—	321,584	—	2,638	1,637
7,140,593	7,493,295	3,352,842	1,078,980	223,116	399,605	73,870
16,772,189	21,996,515	9,719,259	8,145,478	65,403	135,067	60,144

$63,895,403	$86,161,364	$52,912,021	$56,026,711	$2,223,326	$4,145,149	$2,078,336

$39,080,978	$59,282,501	$49,766,918	$54,103,013	$—	$—	$—
23,710,615	25,851,197	2,788,281	1,923,698	—	—	—
1,103,810	1,027,666	356,822	—	—	—	—
—	—	—	—	2,223,326	4,145,149	2,078,336

$63,895,403	$86,161,364	$52,912,021	$56,026,711	$2,223,326	$4,145,149	$2,078,336

3,143,267	4,026,835	4,713,729	4,302,145	—	—	—
1,930,709	1,812,769	268,658	152,646	—	—	—
96,978	81,235	36,335	—	—	—	—
—	—	—	—	266,505	395,662	206,460
$12.43	$14.72	$10.56	$12.58	$—	$—	$—
$12.28	$14.26	$10.38	$12.60	$—	$—	$—
$11.38	$12.65	$9.82	$—	$—	$—	$—
$—	$—	$—	$—	$8.34	$10.48	$10.07
5.25%	5.25%	5.25%	5.25%	N/ A	N/A	N/A
$12.96	$15.05	$10.96	$13.30	$—	$—	$—

$45,172,918	$62,220,555	$42,498,331	$47,486,412	$—	$—	$—
1,958,398	2,002,838	709,710	296,613	2,160,702	4,008,946	2,015,971

$47,131,316	$64,223,393	$43,208,041	$47,783,025	$2,160,702	$4,008,946	$2,015,971

See notes to financial statements.

Performance Funds Trust
Statements of Operations
For the year ended May 31, 2007

		The Short Term	The Intermediate
	The Money	Government	Term Income
	Market Fund	Income Fund	Fund

Investment Income:
Interest	$26,809,141	$3,710,286	$4,167,618
Dividend	—	—	—
Income from securities lending	—	—	2,692
Income from affiliates	—	71,907	85,076

Total Investment Income	26,809,141	3,782,193	4,255,386

Expenses:
Advisory	1,536,106	343,786	396,101
Administration	307,214	60,162	47,531
Distribution:
Class A Shares	115,497	19,888	22,071
Class B Shares	1,015	—	2,637
Class C Shares	—	—	—
Service Organization
Institutional Class Shares	—	59,449	55,362
Class A Shares	—	1	42
Accounting	51,660	50,548	58,841
Audit	109,737	16,730	18,042
Custodian	204,815	34,379	31,688
Legal	115,964	18,892	18,527
Registration and filing	33,801	7,657	8,961
Chief Compliance Officer	59,743	10,044	8,845
Shareholder reports	43,921	8,986	9,638
Transfer agent	79,752	24,101	32,861
Trustee	65,656	11,696	9,172
Other	71,256	10,574	10,796

Total expenses before fee reductions	2,796,137	676,893	731,115
Advisory reductions and/or reimbursements	(204,815)	—	(31,688)
Distributor reductions	(32,999)	(5,682)	(6,306)
Custodian reductions	—	—	—

Net Expenses	2,558,323	671,211	693,121

Net Investment Income/(Loss)	24,250,818	3,110,982	3,562,265

Net Realized/ Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	(86)	(615,929)	26,128
Net realized gains from redemptions in-kind	—	—	—
Net realized gain distributions from investment companies	—	—	—
Net realized gains/(losses) from investment transactions of affiliates	—	—	—
Change in unrealized appreciation/depreciation on investments	—	1,368,417	138,109

Net realized/unrealized gains/(losses) from investments	(86)	752,488	164,237

Change in net assets resulting from operations	$24,250,732	$3,863,470	$3,726,502

(a)	Distributions from an affiliated investment company.
See notes to financial statements.

				The Performance	The Performance	The Performance
The Large Cap	The Mid Cap	The Leaders	The Strategic	Advisor Growth	Advisor Moderate	Advisor Conservative
Equity Fund	Equity Fund	Equity Fund	Dividend Fund	Portfolio	Portfolio	Portfolio

$52,521	$31,738	$12,149	$27,500	$—	$—	$—
1,202,306	646,464	436,340	1,665,482	—	—	—
—	4	—	—	—	—	—
83,795	91,434	54,634	64,598	54,863	148,842	105,283

1,338,622	769,640	503,123	1,757,580	54,863	148,842	105,283

442,261	598,763	488,504	374,900	9,383	16,549	8,619
51,597	55,884	29,310	29,992	1,877	3,310	1,724
84,099	89,286	9,747	5,613	—	—	—
17,390	11,198	4,331	—	—	—	—
—	—	—	—	37,531	66,196	34,477
34,416	38,158	34,444	21,861	—	—	—
14	—	1	—	—	—	—
53,690	53,621	52,169	47,941	38,221	38,221	38,366
14,401	16,588	10,122	11,136	831	1,342	817
29,484	31,934	19,540	19,995	1,501	2,648	1,379
16,311	16,805	8,652	11,537	796	1,410	760
25,586	27,271	26,204	4,176	1,046	1,108	1,004
8,338	9,057	5,555	6,194	417	773	461
8,726	8,639	3,936	5,822	755	1,076	519
71,079	58,900	28,759	18,615	19,244	19,337	11,037
9,883	10,293	6,319	5,890	661	916	465
10,267	10,132	5,014	4,908	916	1,307	791

877,542	1,036,529	732,607	568,580	113,179	154,193	100,419
—	—	(107,949)	(87,507)	(34,131)	(27,051)	(28,394)
(24,028)	(25,510)	(2,785)	(1,604)	(4,005)	(4,342)	(2,943)
—	—	—	—	(751)	(1,324)	(690)

853,514	1,011,019	621,873	479,469	74,292	121,476	68,392

485,108	(241,379)	(118,750)	1,278,111	(19,429)	27,366	36,891

8,401,783	10,303,851	3,994,493	1,967,382	—	—	—
3,647,216	—	—	—	—	—	—
—	—	—	76,661	343,477 (a)	472,316 (a)	137,149 (a)
—	—	—	—	(10,394)	15,550	(46,317)
(1,941,014)	1,245,095	3,455,285	6,502,793	(116,465)	(55,639)	112,796

10,107,985	11,548,946	7,449,778	8,546,836	216,618	432,227	203,628

$10,593,093	$11,307,567	$7,331,028	$9,824,947	$197,189	$459,593	$240,519

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

			The Short Term Government
	The Money Market Fund		Income Fund

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	May 31,	May 31,	May 31,	May 31,
	2007	2006	2007	2006

Investment Activities:
Operations:
Net investment income/(loss)	$24,250,818	$18,181,146	$3,110,982	$2,909,098
Net realized gains/(losses) from investments	(86)	(4,042)	(615,929)	(312,491)
Net realized gains from redemptions in-kind	—	—	—	—
Change in unrealized appreciation/depreciation from investments	—	—	1,368,417	(1,107,355)

Change in net assets resulting from operations	24,250,732	18,177,104	3,863,470	1,489,252

Dividends:
Net investment income:
Institutional Class Shares	(22,761,485)	(16,969,335)	(3,057,654)	(2,972,483)
Class A Shares	(1,485,519)	(1,208,881)	(207,368)	(204,686)
Class B Shares	(3,814)	(3,590)	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—

Change in net assets from shareholder dividends	(24,250,818)	(18,181,806)	(3,265,022)	(3,177,169)

Change in net assets from capital transactions	(36,775,927)	30,574,211	(40,836,922)	26,142,106

Change in net assets	(36,776,013)	30,569,509	(40,238,474)	24,454,189
Net Assets:
Beginning of year	516,957,013	486,387,504	109,146,575	84,692,386

End of year	$480,181,000	$516,957,013	$68,908,101	$109,146,575

Accumulated (distributions in excess of) net investment income	$—	$—	$27,042	$26,920

See notes to financial statements.

The Intermediate Term
Income Fund		The Large Cap Equity Fund		The Mid Cap Equity Fund

For the	For the	For the	For the	For the	For the
year ended	year ended	year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
2007	2006	2007	2006	2007	2006

$3,562,265	$2,764,779	$485,108	$264,703	$(241,379)	$(142,058)
26,128	281,127	8,401,783	17,650,353	10,303,851	14,053,567
—	—	3,647,216	—	—	—
138,109	(3,194,716)	(1,941,014)	(9,202,047)	1,245,095	(2,069,479)

3,726,502	(148,810)	10,593,093	8,713,009	11,307,567	11,842,030

(3,302,501)	(2,439,652)	(379,866)	(166,781)	(53,231)	(4,119)
(280,361)	(327,638)	(149,152)	(48,764)	(24,987)	—
(9,756)	(13,207)	(4,993)	(250)	(581)	—
—	—	(11,782,746)	(8,343,526)	(8,596,176)	(10,042,031)
—	—	(5,908,140)	(4,027,525)	(5,027,365)	(3,573,050)
—	—	(437,537)	(382,058)	(231,175)	(199,256)

(3,592,618)	(2,780,497)	(18,662,434)	(12,968,904)	(13,933,515)	(13,818,456)

36,443,700	(20,506,040)	(9,121,856)	(6,788,711)	(15,652,416)	11,520,518

36,577,584	(23,435,347)	(17,191,197)	(11,044,606)	(18,278,364)	9,544,092
48,120,891	71,556,238	81,086,600	92,131,206	104,439,728	94,895,636

$84,698,475	$48,120,891	$63,895,403	$81,086,600	$86,161,364	$104,439,728

$(4,031)	$10,980	$(2,077)	$48,906	$—	$—

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

	The Leaders Equity Fund		The Strategic Dividend Fund

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	May 31,	May 31,	May 31,	May 31,
	2007	2006	2007	2006

Investment Activities:
Operations:
Net investment income/(loss)	$(118,750)	$(206,297)	$1,278,111	$809,146
Net realized gains/(losses) from investments	3,994,493	6,377,501	1,967,382	(157,817)
Net realized gains/(losses) from investment transactions of affiliates	—	—	—	—
Net realized gain distributions from investment companies	—	—	76,661	49,886
Change in unrealized appreciation/depreciation from investments	3,455,285	2,473,860	6,502,793	1,505,215

Change in net assets resulting from operations	7,331,028	8,645,064	9,824,947	2,206,430

Dividends:
Net investment income:
Institutional Class Shares	—	—	(1,281,137)	(654,499)
Class A Shares	—	—	(36,051)	(30,432)
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
From net realized gains from investment transactions:
Institutional Class Shares	(3,261,377)	—	(586,132)	(94,229)
Class A Shares	(214,330)	—	(17,492)	(4,530)
Class B Shares	(35,271)	—	—	—
Class C Shares	—	—	—	—
Return of Capital:
Institutional Class Shares	—	—	—	(96,637)
Class A Shares	—	—	—	(4,112)

Change in net assets from shareholder dividends	(3,510,978)	—	(1,920,812)	(884,439)

Change in net assets from capital transactions	(4,663,089)	2,478,013	14,499,495	11,856,620

Change in net assets	(843,039)	11,123,077	22,403,630	13,178,611
Net Assets:
Beginning of year	53,755,060	42,631,983	33,623,081	20,444,470

End of year	$52,912,021	$53,755,060	$56,026,711	$33,623,081

Accumulated net investment income	$—	$—	$321,584	$114,141

See notes to financial statements.

The Performance Advisor		The Performance Advisor		The Performance Advisor
Growth Portfolio		Moderate Portfolio		Conservative Portfolio

For the	For the	For the	For the	For the	For the
year ended	year ended	year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
2007	2006	2007	2006	2007	2006

$(19,429)	$72,555	$27,366	$148,663	$36,891	$193,365
—	—	—	—	—	—
(10,394)	496,614	15,550	363,749	(46,317)	58,017
343,477	714,273	472,316	685,827	137,149	229,895
(116,465)	(316,815)	(55,639)	(228,049)	112,796	(85,939)

197,189	966,627	459,593	970,190	240,519	395,338

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(23,947)	(99,653)	(24,728)	(152,066)	(33,864)	(188,452)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(1,250,326)	(516,462)	(1,086,557)	(613,080)	(302,118)	(276,591)
—	—	—	—	—	—
—	—	—	—	—	—

(1,274,273)	(616,115)	(1,111,285)	(765,146)	(335,982)	(465,043)

(3,752,060)	(2,744,687)	(5,363,468)	(3,226,083)	(3,616,884)	(2,759,306)

(4,829,144)	(2,394,175)	(6,015,160)	(3,021,039)	(3,712,347)	(2,829,011)
7,052,470	9,446,645	10,160,309	13,181,348	5,790,683	8,619,694

$2,223,326	$7,052,470	$4,145,149	$10,160,309	$2,078,336	$5,790,683

$—	$—	$2,638	$—	$1,637	$(1,390)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

			The Short Term
	The Money Market Fund		Government Income Fund

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	May 31,	May 31,	May 31,	May 31,
	2007	2006	2007	2006

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$1,485,689,881	$1,653,610,449	$18,767,328	$42,116,376
Dividends reinvested	54,961	65,970	1,660,423	1,884,157
Cost of shares redeemed	(1,513,568,623)	(1,624,836,790)	(60,220,074)	(16,808,902)

Institutional Class Shares capital transactions	(27,823,781)	28,839,629	(39,792,323)	27,191,631

Class A Shares:
Proceeds from shares issued	29,740,894	36,589,826	2,401,931	566,864
Dividends reinvested	1,605,152	1,134,505	194,064	206,988
Cost of shares redeemed	(40,285,008)	(35,975,815)	(3,640,594)	(1,823,377)

Class A Shares capital transactions	(8,938,962)	1,748,516	(1,044,599)	(1,049,525)

Class B Shares:
Proceeds from shares issued	—	6,959	—	—
Dividends reinvested	4,132	3,483	—	—
Cost of shares redeemed	(17,316)	(24,376)	—	—

Class B Shares capital transactions	(13,184)	(13,934)	—	—

Change in net assets from capital transactions	$(36,775,927)	$30,574,211	$(40,836,922)	$26,142,106

Share Transactions:
Institutional Class Shares:
Issued	1,485,689,881	1,653,610,449	1,934,261	4,324,932
Reinvested	54,961	65,970	170,861	193,734
Redeemed	(1,513,568,623)	(1,624,836,790)	(6,201,599)	(1,728,605)

Change in Institutional Class Shares	(27,823,781)	28,839,629	(4,096,477)	2,790,061

Class A Shares:
Issued	29,740,894	36,589,826	247,569	58,262
Reinvested	1,605,152	1,134,505	19,976	21,279
Redeemed	(40,285,008)	(35,975,815)	(374,835)	(187,350)

Change in Class A Shares	(8,938,962)	1,748,516	(107,290)	(107,809)

Class B Shares:
Issued	—	6,959	—	—
Reinvested	4,132	3,483	—	—
Redeemed	(17,316)	(24,376)	—	—

Change in Class B Shares	(13,184)	(13,934)	—	—

Change in shares	(36,775,927)	30,574,211	(4,203,767)	2,682,252

See notes to financial statements.

The Intermediate Term
Income Fund		The Large Cap Equity Fund		The Mid Cap Equity Fund

For the	For the	For the	For the	For the	For the
year ended	year ended	year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
2007	2006	2007	2006	2007	2006

$60,535,259	$5,316,860	$11,387,063	$4,634,477	$22,502,208	$13,186,561
1,558,778	959,405	9,587,818	6,050,019	5,825,192	6,094,982
(25,063,379)	(25,902,812)	(29,424,972)	(17,308,741)	(42,130,629)	(14,081,206)

37,030,658	(19,626,547)	(8,450,091)	(6,624,245)	(13,803,229)	5,200,337

2,849,619	1,111,745	11,137,683	1,780,350	13,309,428	6,870,817
268,002	347,145	6,004,838	4,049,421	5,003,248	3,518,040
(3,598,727)	(2,227,173)	(16,812,626)	(5,892,069)	(19,870,372)	(4,456,667)

(481,106)	(768,283)	329,895	(62,298)	(1,557,696)	5,932,190

—	59,949	2,519	79,982	60,456	335,468
6,017	8,558	432,513	373,441	231,399	197,558
(111,869)	(179,717)	(1,436,692)	(555,591)	(583,346)	(145,035)

(105,852)	(111,210)	(1,001,660)	(102,168)	(291,491)	387,991

$36,443,700	$(20,506,040)	$(9,121,856)	$(6,788,711)	$(15,652,416)	$11,520,518

6,026,493	520,501	912,962	310,704	1,671,425	803,500
154,598	93,858	837,649	431,444	459,370	393,215
(2,480,950)	(2,541,881)	(2,322,907)	(1,132,888)	(2,848,929)	(858,363)

3,700,141	(1,927,522)	(572,296)	(390,740)	(718,134)	338,352

283,503	109,353	945,510	119,245	1,022,131	430,479
26,639	34,050	531,482	291,506	407,127	232,367
(358,159)	(219,427)	(1,391,411)	(394,662)	(1,498,795)	(277,774)

(48,017)	(76,024)	85,581	16,089	(69,537)	385,072

—	5,885	181	5,467	4,811	22,125
599	840	41,284	28,310	21,152	14,192
(11,073)	(17,618)	(119,404)	(38,522)	(45,640)	(10,111)

(10,474)	(10,893)	(77,939)	(4,745)	(19,677)	26,206

3,641,650	(2,014,439)	(564,654)	(379,396)	(807,348)	749,630

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

	The Leaders Equity Fund		The Strategic Dividend Fund

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	May 31,	May 31,	May 31,	May 31,
	2007	2006	2007	2006

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$9,224,001	$8,072,518	$27,576,738	$16,112,477
Dividends reinvested	1,089,511	—	729,314	366,826
Cost of shares redeemed	(14,257,970)	(6,405,964)	(14,099,670)	(4,702,239)

Institutional Class Shares capital transactions	(3,944,458)	1,666,554	14,206,382	11,777,064

Class A Shares:
Proceeds from shares issued	2,239,273	1,235,558	552,081	69,885
Dividends reinvested	206,434	—	50,168	36,531
Cost of shares redeemed	(2,993,115)	(466,480)	(309,136)	(26,860)

Class A Shares capital transactions	(547,408)	769,078	293,113	79,556

Class B Shares:
Proceeds from shares issued	11,483	64,998	—	—
Dividends reinvested	28,590	—	—	—
Cost of shares redeemed	(211,296)	(22,617)	—	—

Class B Shares capital transactions	(171,223)	42,381	—	—

Class C Shares
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	—	—	—	—

Class C Shares capital transactions	—	—	—	—

Change in net assets from capital transactions	$(4,663,089)	$2,478,013	$14,499,495	$11,856,620

Share Transactions:
Institutional Class Shares:
Issued	969,240	856,796	2,436,807	1,523,520
Reinvested	118,297	—	62,321	34,728
Redeemed	(1,505,932)	(686,504)	(1,191,654)	(442,492)

Change in Institutional Class Shares	(418,395)	170,292	1,307,474	1,115,756

Class A Shares:
Issued	235,229	129,190	46,947	6,571
Reinvested	22,785	—	4,287	3,460
Redeemed	(319,994)	(50,301)	(25,999)	(2,531)

Change in Class A Shares	(61,980)	78,889	25,235	7,500

Class B Shares:
Issued	1,249	7,826	—	—
Reinvested	3,324	—	—	—
Redeemed	(23,436)	(2,549)	—	—

Change in Class B Shares	(18,863)	5,277	—	—

Class C Shares:
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class C Shares	—	—	—	—

Change in shares	(499,238)	254,458	1,332,709	1,123,256

See notes to financial statements.

The Performance Advisor		The Performance Advisor		The Performance Advisor
Growth Portfolio		Moderate Portfolio		Conservative Portfolio

For the	For the	For the	For the	For the	For the
year ended	year ended	year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
2007	2006	2007	2006	2007	2006

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

205,360	1,587,305	454,725	2,375,866	617,975	1,277,572
1,219,795	608,125	994,383	733,143	320,970	461,683
(5,177,215)	(4,940,117)	(6,812,576)	(6,335,092)	(4,555,829)	(4,498,561)

(3,752,060)	(2,744,687)	(5,363,468)	(3,226,083)	(3,616,884)	(2,759,306)

$(3,752,060)	$(2,744,687)	$(5,363,468)	$(3,226,083)	$(3,616,884)	$(2,759,306)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

19,431	130,061	40,691	203,909	59,772	120,555
159,050	50,873	100,741	63,897	32,933	44,059
(499,488)	(403,633)	(627,714)	(541,513)	(442,656)	(427,171)

(321,007)	(222,699)	(486,282)	(273,707)	(349,951)	(262,557)

(321,007)	(222,699)	(486,282)	(273,707)	(349,951)	(262,557)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset
	Value,	Net		Net Realized		Total from		Net
	Beginning	Investment		Gains/(Losses) on		Investment		Investment	Total
	of Period	Income		Investments		Activities		Income	Dividends

Institutional Class Shares
Year ended May 31, 2007	$1.00	$0.05		$—	*	$0.05		$(0.05)	$(0.05)
Year ended May 31, 2006	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year ended May 31, 2005	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Year ended May 31, 2004	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Year ended May 31, 2003	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Class A Shares
Year ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year ended May 31, 2006	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year ended May 31, 2005	1.00	—	*	—	*	—	*	— *	— *
Year ended May 31, 2004	1.00	—	*	—	*	—	*	— *	— *
Year ended May 31, 2003	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Class B Shares
Year ended May 31, 2007	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year ended May 31, 2006	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year ended May 31, 2005	1.00	—	*	—	*	—	*	— *	— *
Year ended May 31, 2004	1.00	—	*	—	*	—	*	— *	— *
Year ended May 31, 2003	1.00	—	*	—	*	—	*	— *	— *

*	Less than $0.005 per share.

(a)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
See notes to financial statements.

			Ratio of	Ratio of Net	Ratio of
Net Asset		Net Assets at	Expenses	Investment Income	Expenses
Value,		End of Period	to Average	to Average	to Average
End of Period	Total Return	(000’s)	Net Assets	Net Assets	Net Assets(a)

$1.00	4.86%	$451,062	0.48%	4.75%	0.52%
1.00	3.58	478,886	0.47	3.54	0.51
1.00	1.55	450,051	0.48	1.54	0.59
1.00	0.60	439,167	0.45	0.60	0.58
1.00	1.11	478,796	0.44	1.12	0.57

1.00	4.60	29,016	0.73	4.50	0.87
1.00	3.32	37,955	0.72	3.28	0.86
1.00	1.30	36,207	0.73	1.26	0.94
1.00	0.33	40,497	0.70	0.35	0.93
1.00	0.86	52,470	0.69	0.89	0.92

1.00	3.82	103	1.48	3.75	1.52
1.00	2.81	116	1.22	2.77	1.51
1.00	1.30	130	0.73	1.24	1.59
1.00	0.33	172	0.73	0.33	1.58
1.00	0.39	362	1.15	0.39	1.57
See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends

Institutional Class Shares
Year ended May 31, 2007	$9.66	$0.35	$0.07	$0.42	$(0.37)	$(0.37)
Year ended May 31, 2006	9.83	0.29	(0.15)	0.14	(0.31)	(0.31)
Year ended May 31, 2005	9.94	0.25	(0.08)	0.17	(0.28)	(0.28)
Year ended May 31, 2004	10.20	0.25	(0.23)	0.02	(0.28)	(0.28)
Year ended May 31, 2003	10.11	0.33	0.12	0.45	(0.36)	(0.36)
Class A Shares
Year ended May 31, 2007	9.65	0.33	0.07	0.40	(0.35)	(0.35)
Year ended May 31, 2006	9.82	0.28	(0.15)	0.13	(0.30)	(0.30)
Year ended May 31, 2005	9.93	0.23	(0.09)	0.14	(0.25)	(0.25)
Year ended May 31, 2004	10.19	0.21	(0.21)	0.00	(0.26)	(0.26)
Year ended May 31, 2003	10.11	0.31	0.11	0.42	(0.34)	(0.34)

(a)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(b)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

			Ratio of	Ratio of Net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	Investment Income	Expenses
Value,	(Excludes	End of Period	to Average	to Average	to Average	Portfolio
End of Period	Sales Charge)	(000’s)	Net Assets	Net Assets	Net Assets(a)	Turnover(b)

$9.71	4.44%	$63,663	0.77%	3.64%	0.77%	37.78%
9.66	1.48	102,892	0.74	2.95	0.74	35.38
9.83	1.72	77,271	0.76	2.62	0.76	68.96
9.94	0.22	80,391	0.73	2.50	0.73	35.79
10.20	4.51	85,962	0.71	3.22	0.71	43.36

9.70	4.25	5,245	0.95	3.47	1.05	37.78
9.65	1.30	6,254	0.93	2.75	1.02	35.38
9.82	1.46	7,422	1.01	2.37	1.11	68.96
9.93	(0.03)	9,691	0.98	2.22	1.08	35.79
10.19	4.16	13,388	0.97	2.91	1.07	43.36
See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends

Institutional Class Shares
Year ended May 31, 2007	$9.95	$0.46	$0.04	$0.50	$(0.46)	$(0.46)
Year ended May 31, 2006	10.45	0.48	(0.50)	(0.02)	(0.48)	(0.48)
Year ended May 31, 2005	10.39	0.48	0.05	0.53	(0.47)	(0.47)
Year ended May 31, 2004	10.96	0.51	(0.59)	(0.08)	(0.49)	(0.49)
Year ended May 31, 2003	10.44	0.58	0.50	1.08	(0.56)	(0.56)
Class A Shares
Year ended May 31, 2007	9.94	0.45	0.04	0.49	(0.45)	(0.45)
Year ended May 31, 2006	10.44	0.46	(0.50)	(0.04)	(0.46)	(0.46)
Year ended May 31, 2005	10.38	0.45	0.06	0.51	(0.45)	(0.45)
Year ended May 31, 2004	10.95	0.51	(0.62)	(0.11)	(0.46)	(0.46)
Year ended May 31, 2003	10.43	0.55	0.50	1.05	(0.53)	(0.53)
Class B Shares
Year ended May 31, 2007	9.94	0.37	0.04	0.41	(0.37)	(0.37)
Year ended May 31, 2006	10.43	0.38	(0.49)	(0.11)	(0.38)	(0.38)
Year ended May 31, 2005	10.38	0.37	0.05	0.42	(0.37)	(0.37)
Year ended May 31, 2004	10.95	0.40	(0.59)	(0.19)	(0.38)	(0.38)
Year ended May 31, 2003	10.43	0.47	0.51	0.98	(0.46)	(0.46)

(a)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(b)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

			Ratio of	Ratio of Net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	Investment Income	Expenses
Value,	(Excludes	End of Period	to Average	to Average	to Average	Portfolio
End of Period	Sales Charge)	(000’s)	Net Assets	Net Assets	Net Assets(a)	Turnover(b)

$9.99	5.12%	$78,322	0.86%	4.50%	0.90%	5.62%
9.95	(0.22)	41,187	0.87	4.65	0.92	1.56
10.45	5.22	63,370	0.83	4.50	0.88	6.71
10.39	(0.77)	68,896	0.82	4.72	0.87	20.22
10.96	10.64	77,737	0.80	5.48	0.85	16.97

9.98	4.94	6,173	0.98	4.40	1.12	5.62
9.94	(0.39)	6,628	1.04	4.48	1.19	1.56
10.44	4.96	7,751	1.08	4.25	1.23	6.71
10.38	(1.03)	7,578	1.07	4.50	1.22	20.22
10.95	10.37	11,324	1.05	5.21	1.20	16.97

9.98	4.15	203	1.73	3.66	1.77	5.62
9.94	(1.05)	307	1.79	3.73	1.84	1.56
10.43	4.07	436	1.83	3.52	1.88	6.71
10.38	(1.77)	591	1.82	3.72	1.87	20.22
10.95	9.59	716	1.79	4.57	1.84	16.97
See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends

	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized	Total from	Net
	Beginning	Income/	Gains/(Losses)	Investment	Investment	Net Realized	Total
	of Period	(Loss)	on Investments	Activities	Income	Gains	Dividends

Institutional Class Shares
Year ended May 31, 2007	$14.21	$0.09	$1.87	$1.96	$(0.10)	$(3.64)	$(3.74)
Year ended May 31, 2006	15.12	0.05	1.44	1.49	(0.04)	(2.36)	(2.40)
Year ended May 31, 2005	15.75	0.16	1.43	1.59	(0.15)	(2.07)	(2.22)
Year ended May 31, 2004	15.19	0.15	1.77	1.92	(0.14)	(1.22)	(1.36)
Year ended May 31, 2003	18.37	0.15	(1.97)	(1.82)	(0.15)	(1.21)	(1.36)
Class A Shares
Year ended May 31, 2007	14.08	0.07	1.85	1.92	(0.08)	(3.64)	(3.72)
Year ended May 31, 2006	15.01	0.03	1.43	1.46	(0.03)	(2.36)	(2.39)
Year ended May 31, 2005	15.66	0.12	1.43	1.55	(0.13)	(2.07)	(2.20)
Year ended May 31, 2004	15.12	0.10	1.77	1.87	(0.11)	(1.22)	(1.33)
Year ended May 31, 2003	18.29	0.12	(1.96)	(1.84)	(0.12)	(1.21)	(1.33)
Class B Shares
Year ended May 31, 2007	13.34	(0.04)	1.75	1.71	(0.03)	(3.64)	(3.67)
Year ended May 31, 2006	14.42	(0.08)	1.36	1.28	—	(2.36)	(2.36)
Year ended May 31, 2005	15.18	—	1.38	1.38	(0.07)	(2.07)	(2.14)
Year ended May 31, 2004	14.73	(0.01)	1.72	1.71	(0.04)	(1.22)	(1.26)
Year ended May 31, 2003	17.92	—	(1.93)	(1.93)	(0.05)	(1.21)	(1.26)

(a)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(b)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

			Ratio of	Ratio of net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	investment	Expenses
Value,	(Excludes	End of Period	to Average	income/(loss) to	to Average	Portfolio
End of Period	Sales Charge)	(000’s)	Net Assets	average net assets	Net Assets(a)	Turnover(b)

$12.43	16.30%	$39,081	1.08%	0.75%	1.08%	108.51%
14.21	10.12	52,782	1.04	0.38	1.04	79.00
15.12	10.43	62,083	1.03	1.02	1.03	78.95
15.75	13.06	68,743	1.01	0.03	1.01	36.91
15.19	(9.55)	81,858	1.02	1.04	1.02	3.83

12.28	16.15	23,711	1.26	0.54	1.36	108.51
14.08	9.93	25,971	1.21	0.20	1.31	79.00
15.01	10.16	27,457	1.27	0.77	1.37	78.95
15.66	12.73	28,495	1.26	0.67	1.36	36.91
15.12	(9.76)	30,070	1.27	0.78	1.37	3.83

11.38	15.32	1,104	1.99	(0.16)	1.99	108.51
13.34	9.04	2,334	1.96	(0.54)	1.96	79.00
14.42	9.34	2,591	2.03	0.02	2.03	78.95
15.18	11.92	3,058	2.01	(0.08)	2.01	36.91
14.73	(10.48)	3,333	2.02	0.02	2.02	3.83
See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends

	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized	Total from	Net
	Beginning	Income/	Gains/(Losses)	Investment	Investment	Net Realized	Total
	of Period	(Loss)	on Investments	Activities	Income	Gains	Dividends

Institutional Class Shares
Year ended May 31, 2007	$15.65	$(0.02)	$2.26	$2.24	$(0.02)	$(3.15)	$(3.17)
Year ended May 31, 2006	15.97	(0.01)	1.98	1.97	— *	(2.29)	(2.29)
Year ended May 31, 2005	15.96	0.03	1.92	1.95	(0.02)	(1.92)	(1.94)
Year ended May 31, 2004	12.53	(0.04)	3.47	3.43	—	—	—
Year ended May 31, 2003	13.41	(0.01)	(0.87)	(0.88)	—	—	—
Class A Shares
Year ended May 31, 2007	15.27	(0.06)	2.21	2.15	(0.01)	(3.15)	(3.16)
Year ended May 31, 2006	15.66	(0.04)	1.94	1.90	—	(2.29)	(2.29)
Year ended May 31, 2005	15.72	0.01	1.87	1.88	(0.02)	(1.92)	(1.94)
Year ended May 31, 2004	12.37	(0.07)	3.42	3.35	—	—	—
Year ended May 31, 2003	13.27	(0.04)	(0.86)	(0.90)	—	—	—
Class B Shares
Year ended May 31, 2007	14.00	(0.16)	1.97	1.81	(0.01)	(3.15)	(3.16)
Year ended May 31, 2006	14.62	(0.14)	1.81	1.67	—	(2.29)	(2.29)
Year ended May 31, 2005	14.90	(0.12)	1.77	1.65	(0.01)	(1.92)	(1.93)
Year ended May 31, 2004	11.81	(0.11)	3.20	3.09	—	—	—
Year ended May 31, 2003	12.79	(0.13)	(0.85)	(0.98)	—	—	—

*	Less than $0.005 per share.

(a)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(b)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

			Ratio of	Ratio of net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	investment income/	Expenses
Value,	(Excludes	End of Period	to Average	(loss) to average	to Average	Portfolio
End of Period	Sales Charge)	(000’s)	Net Assets	net assets	Net Assets(a)	Turnover(b)

$14.72	17.58%	$59,283	1.20%	(0.24)%	1.20%	66.55%
15.65	12.50	74,275	1.14	(0.08)	1.14	79.67
15.97	12.90	70,363	1.15	0.18	1.15	78.09
15.96	27.45	65,878	1.14	(0.18)	1.14	18.89
12.53	(6.56)	61,177	1.16	(0.12)	1.16	0.00

14.26	17.46	25,851	1.37	(0.40)	1.47	66.55
15.27	12.28	28,752	1.32	(0.26)	1.42	79.67
15.66	12.69	23,440	1.40	(0.06)	1.50	78.09
15.72	27.08	21,766	1.39	(0.43)	1.49	18.89
12.37	(6.78)	17,652	1.41	(0.37)	1.51	0.00

12.65	16.46	1,028	2.13	(1.15)	2.13	66.55
14.00	11.53	1,412	2.06	(1.01)	2.06	79.67
14.62	11.81	1,092	2.15	(0.82)	2.15	78.09
14.90	26.16	1,027	2.15	(1.17)	2.15	18.89
11.81	(7.66)	379	2.16	(1.12)	2.16	0.00
See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends

	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized	Total from	Net
	Beginning	Income/	Gains/ (Losses)	Investment	Realized		Total
	of Period	(Loss)	on Investments	Activities	Gains		Dividends

Institutional Class Shares
Year ended May 31, 2007	$9.75	$(0.02)	$1.55	$1.53	$(0.72)		$(0.72)
Year ended May 31, 2006	8.11	(0.04)	1.68	1.64	—		—
Year ended May 31, 2005	7.51	(0.02)	0.62	0.60	—		—
Year ended May 31, 2004	6.19	(0.04)	1.36	1.32	—		—
Year ended May 31, 2003	7.28	(0.04)	(1.05)	(1.09)	—	*	—	*
Class A Shares
Year ended May 31, 2007	9.63	(0.05)	1.52	1.47	(0.72)		(0.72)
Year ended May 31, 2006	8.02	(0.05)	1.66	1.61	—		—
Year ended May 31, 2005	7.45	(0.05)	0.62	0.57	—		—
Year ended May 31, 2004	6.14	(0.06)	1.37	1.31	—		—
Year ended May 31, 2003	7.24	(0.06)	(1.04)	(1.10)	—	*	—	*
Class B Shares
Year ended May 31, 2007	9.21	(0.14)	1.47	1.33	(0.72)		(0.72)
Year ended May 31, 2006	7.73	(0.12)	1.60	1.48	—		—
Year ended May 31, 2005	7.23	(0.09)	0.59	0.50	—		—
Year ended May 31, 2004	6.02	(0.12)	1.33	1.21	—		—
Year ended May 31, 2003	7.15	(0.10)	(1.03)	(1.13)	—	*	—	*

*	Less than $0.005 per share.

(a)	During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would be as indicated.

(b)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

			Ratio of	Ratio of net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	investment income/	Expenses
Value,	(Excludes	End of Period	to Average	(loss) to average	to Average	Portfolio
End of Period	Sales Charge)	(000’s)	Net Assets	net assets	Net Assets(a)	Turnover(b)

$10.56	16.77%	$49,767	1.25%	(0.22)%	1.48%	151.32%
9.75	20.22	50,064	1.25	(0.39)	1.48	141.77
8.11	7.99	40,227	1.25	(0.49)	1.55	219.39
7.51	21.32	31,127	1.25	(0.72)	1.57	196.42
6.19	(14.97)	22,313	1.25	(0.67)	1.68	185.64

10.38	16.35	2,788	1.50	(0.47)	1.75	151.32
9.63	20.07	3,183	1.50	(0.66)	1.75	141.77
8.02	7.65	2,019	1.50	(0.70)	1.90	219.39
7.45	21.34	1,036	1.50	(0.97)	1.92	196.42
6.14	(15.19)	812	1.50	(0.93)	2.03	185.64

9.82	15.54	357	2.25	(1.21)	2.40	151.32
9.21	19.15	508	2.25	(1.39)	2.40	141.77
7.73	6.92	386	2.25	(1.46)	2.55	219.39
7.23	20.10	239	2.25	(1.71)	2.57	196.42
6.02	(15.80)	178	2.25	(1.68)	2.68	185.64
See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net		Net
	Beginning	Investment	Gains on	Investment	Investment	Return of	Realized	Total
	of Period	Income	Investments	Activities	Income	Capital	Gains	Dividends

Institutional Class Shares
Year ended May 31, 2007	$10.77	$0.28	$1.96	$2.24	$(0.30)	$—	$(0.13)	$(0.43)
Year ended May 31, 2006	10.23	0.31	0.57	0.88	(0.27)	(0.03)	(0.04)	(0.34)
Period ended May 31, 2005(e)	10.00	0.16	0.24	0.40	(0.17)	—	—	(0.17)
Class A Shares
Year ended May 31, 2007	10.78	0.25	1.96	2.21	(0.26)	—	(0.13)	(0.39)
Year ended May 31, 2006	10.23	0.30	0.57	0.87	(0.25)	(0.03)	(0.04)	(0.32)
Period ended May 31, 2005(e)	10.00	0.15	0.24	0.39	(0.16)	—	—	(0.16)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e)	Fund commenced operations on November 9, 2004.
See notes to financial statements.

			Ratio of	Ratio of Net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	Investment Income	Expenses
Value,	(Excludes	End of Period	to Average	to Average	to Average	Portfolio
End of Period	Sales Charge)(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)	Turnover(d)

$12.58	21.25%	$54,103	0.95%	2.56%	1.13%	17.04%
10.77	8.67	32,250	0.95	2.89	1.17	8.92
10.23	3.94	19,218	0.95	3.14	1.47	9.13

12.60	20.89	1,924	1.20	2.28	1.41	17.04
10.78	8.53	1,373	1.20	2.73	1.52	8.92
10.23	3.91	1,227	1.20	2.94	1.84	9.13
See notes to financial statements.

Performance Funds Trust
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Investment Activities				Dividends

	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized	Total from	Net	Net
	Beginning	Income/	Gains/(Losses)	Investment	Investment	Realized	Total
	of Period	(Loss)	on Investments	Activities	Income	Gains	Dividends

The Performance Advisor Growth Portfolio
Class C Shares
Year ended May 31, 2007	$12.00	$(0.10)	$1.13	$1.03	$(0.06)	$(4.63)	$(4.69)
Year ended May 31, 2006	11.66	0.08	1.03	1.11	(0.12)	(0.65)	(0.77)
Year ended May 31, 2005	11.11	(0.02)	0.78	0.76	— *	(0.21)	(0.21)
Period ended May 31, 2004(d)	10.00	(0.06)	1.17	1.11	—	—	—
The Performance Advisor Moderate Portfolio
Class C Shares
Year ended May 31, 2007	11.52	0.05	0.98	1.03	(0.04)	(2.03)	(2.07)
Year ended May 31, 2006	11.41	0.13	0.67	0.80	(0.13)	(0.56)	(0.69)
Year ended May 31, 2005	10.90	0.04	0.63	0.67	(0.03)	(0.13)	(0.16)
Period ended May 31, 2004(d)	10.00	(0.02)	0.92	0.90	—	—	—
The Performance Advisor Conservative Portfolio
Class C Shares
Year ended May 31, 2007	10.41	0.12	0.74	0.86	(0.11)	(1.09)	(1.20)
Year ended May 31, 2006	10.53	0.25	0.21	0.46	(0.24)	(0.34)	(0.58)
Year ended May 31, 2005	10.40	0.08	0.36	0.44	(0.08)	(0.23)	(0.31)
Period ended May 31, 2004(d)	10.00	0.03	0.40	0.43	(0.03)	—	(0.03)

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d)	Fund commenced operations on August 5, 2003.

(e)	The Distributor made a one time reimbursement of prior period Distribution fees during the year. Excluding the reimbursement, Total Return would have been 8.78%, 6.48% and 3.51% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively. Expense and investment income ratios disclosed do not include the effect of this reimbursement. Including this reimbursement, the net Ratio of Expenses to Average Net Assets was 0.50%, 0.72% and 0.41% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively and the Ratio of Net Investment Income to Average Net Assets was 0.76%, 1.16% and 2.33%, respectively.
See notes to financial statements.

				Ratio of		Ratio of Net		Ratio of
Net Asset	Total Return		Net Assets at	Expenses		Investment Income/		Expenses
Value,	(Excludes		End of Period	to Average		(Loss) to Average		to Average	Portfolio
End of Period	Sales Charge)(a)		(000’s)	Net Assets(b)		Net Assets(b)		Net Assets(b)(c)	Turnover

$8.34	12.22%		$2,223	1.99%		(0.52)%		3.03%	62.21%
12.00	9.63	(e)	7,052	1.36	(e)	(0.10	)(e)	2.03	40.18
11.66	6.89		9,447	1.57		(0.28)		2.16	5.14
11.11	11.10		6,680	1.99		(0.78)		2.36	13.98

10.48	10.18		4,145	1.84		0.41		2.34	49.38
11.52	7.13	(e)	10,160	1.36	(e)	0.53	(e)	1.87	38.83
11.41	6.19		13,181	1.45		0.35		1.98	4.86
10.90	9.00		7,530	1.97		(0.26)		2.33	10.07

10.07	8.74		2,078	1.99		1.07		2.92	32.06
10.41	4.42	(e)	5,791	1.35	(e)	1.39	(e)	2.03	37.78
10.53	4.25		8,620	1.58		0.84		2.18	6.30
10.40	4.27		5,698	2.04		0.36		2.40	12.32
See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements — May 31, 2007
1. Organization
Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eleven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio (individually a “Fund”, collectively the “Funds”). The U.S. Treasury Money Market Fund has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund and The Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only, and the three Performance Advisor Funds, which offer C Class Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to service organization and distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
New Accounting Standards:
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
In July 2006, the Financial Accounting Standards Board released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Performance Funds Trust
Notes to Financial Statements (continued) — May 31, 2007
Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.
Securities Valuation:
Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security.
The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the “Official Closing Price” as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies, including Fund of Funds, are valued at their respective net asset values as reported by such companies.
Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.
Repurchase Agreements:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisers, Inc. (“Trustmark”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund’s custodian, another qualified custodian or in the Federal Reserve/ Treasury book-entry system.
Security Transactions and Related Investment Income:
During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REIT”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.
Securities Lending:
The Funds may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit its securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government obligations and corporate bonds of not less than 100% of the value of the securities loaned. By lending its securities,

Performance Funds Trust
Notes to Financial Statements (continued) — May 31, 2007
a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. Information on the investment of cash collateral, if any, is shown below. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained J.P Morgan Chase as its securities lending agent and compensates that firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.
The following Funds had securities on loan and received U.S. government obligations and corporate securities as collateral with the following fair values as of May 31, 2007:

Fund	Value of Loaned Securities	Value of Collateral

The Intermediate Term Income Fund	$2,031,094	$2,076,552
In-Kind Redemptions:
In certain circumstances, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognized a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund would recognize a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gains (losses) to paid-in-capital. During the year ended May 31, 2007, the Large Cap Equity Fund realized $3,647,216 of net gain on $13,564,180 of in-kind redemptions.
Expense Allocation:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.
Dividends to Shareholders:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.
The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

Performance Funds Trust
Notes to Financial Statements (continued) — May 31, 2007
3. Related Party Transactions
Advisor and Custodian:
Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management, which receives a fee, payable by the Advisor. For the year ended May 31, 2007, the advisory fee rates were as follows:

Advisory Fee Rate

The Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%
The Strategic Dividend Fund	0.75%
The Performance Advisor Growth Portfolio	0.25%
The Performance Advisor Moderate Portfolio	0.25%
The Performance Advisor Conservative Portfolio	0.25%
Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.
Administration:
BISYS Fund Services Ohio, Inc. (“BISYS”), a subsidiary of The BISYS Group, Inc., with whom certain officers of the Funds are affiliated, serves the Trust as administrator. Such officers are not paid any fees directly by the Funds for serving as officers of the Funds. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly as follows:

Administration Fee Rate

The Money Market Fund	0.06%
The Short Term Government Income Fund	0.07%
The Intermediate Term Income Fund	0.06%
The Large Cap Equity Fund	0.07%
The Mid Cap Equity Fund	0.07%
The Leaders Equity Fund	0.06%
The Strategic Dividend Fund	0.06%
The Performance Advisor Growth Portfolio	0.05%
The Performance Advisor Moderate Portfolio	0.05%
The Performance Advisor Conservative Portfolio	0.05%
Under a Compliance Services Agreement between the Funds’ and BISYS (the “CCO Agreement”), BISYS makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds incurred $109,427 for the year ended May 31, 2007, plus certain out of pocket expenses. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.

Performance Funds Trust
Notes to Financial Statements (continued) — May 31, 2007
Distribution Plan:
Performance Funds Distributor, Inc. (the “Distributor”), a wholly-owned subsidiary of the The BISYS Group, Inc., serves as the distribution agent of the Funds. As Distributor, BISYS receives a fixed annual fee. The Trust has adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B and Class C Shares.
The Distributor is entitled to receive commissions on sales of shares of the Funds. For the year ended May 31, 2007, the Distributor received $15,572 from commissions earned on sales of the Funds of which $2,895 was re-allowed to Trustmark and the Distributor (affiliated broker/dealers).
Service Organization:
The Trust, except for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services the shareholder servicing agents receive an annual fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Shares (except the Institutional Shares of The Money Market Fund) that is computed daily and paid monthly. The Funds Class B Shares and Class A Shares of The Money Market Fund and The Strategic Dividend Fund do not currently have assets with any shareholder servicing agents subject to the Agreement.
Accounting and Transfer Agency:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly. As Fund Accountant for the Funds, BISYS receives a fixed annual fee and reimbursement of certain expenses. As Transfer Agent for the Funds, BISYS receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.
Fee Reductions:
The Advisor, Custodian and the Distributor reduced fees as stated in the Statements of Operations. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund and The Strategic Dividend Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

		Expense
Fund	Class	Limitation

The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%

Performance Funds Trust
Notes to Financial Statements (continued) — May 31, 2007
The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2007. As of May 31, 2007, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective fund.

	Amount
	Waived or
Fund	Reimbursed	Expires

The Leaders Equity Fund	$106,189	2008
	109,986	2009
	107,949	2010
The Strategic Dividend Fund	43,665	2008
	62,280	2009
	87,507	2010
A summary of the Funds’ investments in affiliated securities for the year ended May 31, 2007 is noted below:

	Beginning			Ending
	Balance			Balance	Dividends
Fund	5/31/06	Purchases	Sales	5/31/07	Received

The Short Term Government Income Fund, investments in:
The Money Market Fund, Institutional Class	$3,875,996	$73,288,500	$75,786,033	$1,378,463	$71,907
The Intermediate Term Income Fund, investments in:
The Money Market Fund, Institutional Class	54,328	45,221,333	44,670,283	605,378	85,076
The Large Cap Equity Fund, investments in:
The Money Market Fund, Institutional Class	2,288,826	95,863,608	96,194,036	1,958,398	83,795
The Mid Cap Equity Fund, investments in:
The Money Market Fund, Institutional Class	827,790	70,329,046	69,153,998	2,002,838	91,434
The Leaders Equity Fund, investments in:
The Money Market Fund, Institutional Class	2,152,529	39,958,654	41,401,473	709,710	54,634
The Strategic Dividend Fund, investments in:
The Money Market Fund, Institutional Class	925,865	29,901,881	30,531,133	296,613	64,598
The Performance Advisor Growth Portfolio, investments in:
The Money Market Fund, Institutional Class	54,616	1,480,746	1,451,253	84,109	3,713
The Short Term Government Income Fund, Institutional Class	1,339,650	49,518	1,406,421	1,655	10,297
The Intermediate Term Income Fund, Institutional Class	1,366	845,892	706,482	140,652	16,378
The Large Cap Equity Fund, Institutional Class	1,764,847	209,063	1,455,891	585,273	8,038
The Mid Cap Equity Fund, Institutional Class	2,130,169	229,652	1,800,142	476,980	734
The Leaders Equity Fund, Institutional Class	1,412,945	166,002	940,089	472,071	6
The Strategic Dividend Fund, Institutional Class	359,499	853,083	794,201	465,365	15,697

Performance Funds Trust
Notes to Financial Statements (continued) — May 31, 2007

	Beginning			Ending
	Balance			Balance	Dividends
Fund	5/31/06	Purchases	Sales	5/31/07	Received

The Performance Advisor Moderate Portfolio, investments in:
The Money Market Fund, Institutional Class	163,863	2,311,128	2,304,042	170,949	6,508
The Short Term Government Income Fund, Institutional Class	3,416,743	227,456	3,072,005	623,447	59,168
The Intermediate Term Income Fund, Institutional Class	5,159	1,411,615	801,201	614,342	33,947
The Large Cap Equity Fund, Institutional Class	1,505,083	248,312	1,131,755	658,597	8,311
The Mid Cap Equity Fund, Institutional Class	2,523,573	191,413	2,052,752	609,693	1,265
The Leaders Equity Fund, Institutional Class	1,002,795	258,818	656,981	424,151	5
The Strategic Dividend Fund, Institutional Class	1,518,681	907,417	1,473,668	1,042,834	39,638
The Performance Advisor Conservative Portfolio, investments in:
The Money Market Fund, Institutional Class	282,316	1,081,436	1,269,928	93,824	5,268
The Short Term Government Income Fund, Institutional Class	2,299,723	43,537	1,967,703	416,355	37,811
The Intermediate Term Income Fund, Institutional Class	862,138	742,701	1,024,934	622,789	41,275
The Large Cap Equity Fund, Institutional Class	572,877	79,537	447,879	209,062	2,755
The Mid Cap Equity Fund, Institutional Class	575,051	174,149	416,775	316,877	389
The Strategic Dividend Fund, Institutional Class	1,162,290	29,244	814,461	417,208	17,785
4. Purchases and Sales of Securities
Purchases and sales of securities (excluding U.S. Government securities and short-term securities) for the year ended May 31, 2007, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$—	$6,796,425
The Intermediate Term Income Fund	—	2,069,670
The Large Cap Equity Fund	76,750,999	97,633,283
The Mid Cap Equity Fund	52,628,786	80,565,468
The Leaders Equity Fund	72,119,011	79,012,486
The Strategic Dividend Fund	20,901,950	8,208,774
The Performance Advisor Growth Portfolio	2,353,210	7,092,832
The Performance Advisor Moderate Portfolio	3,245,031	9,203,910
The Performance Advisor Conservative Portfolio	1,069,169	4,625,435
Purchases and sales of U.S. Government securities for the year ended May 31, 2007, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$31,906,203	$63,556,490
The Intermediate Term Income Fund	39,470,446	1,919,645
The Strategic Dividend Fund	1,997,044	33,792
5. Federal Income Taxes
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as

Performance Funds Trust
Notes to Financial Statements (continued) — May 31, 2007
amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.
At May 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, was as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

The Short Term Government Income Fund	$68,568,532	$39,589	$(539,212)	$(499,623)
The Intermediate Term Income Fund	84,070,704	838,422	(789,190)	49,232
The Large Cap Equity Fund	47,131,316	16,914,236	(142,047)	16,772,189
The Mid Cap Equity Fund	64,223,393	22,065,980	(69,465)	21,996,515
The Leaders Equity Fund	43,208,041	9,738,501	(19,242)	9,719,259
The Strategic Dividend Fund	47,438,034	9,125,018	(634,549)	8,490,469
The Performance Advisor Growth Portfolio	2,203,902	57,165	(34,962)	22,203
The Performance Advisor Moderate Portfolio	4,056,745	128,239	(40,971)	87,268
The Performance Advisor Conservative Portfolio	2,047,004	43,315	(14,204)	29,111
The tax character of dividends paid during the fiscal year ended May 31, 2007, was as follows:

	Dividends paid from

		Net Long		Total
	Ordinary	Term Capital	Total Taxable	Distributions
	Income	Gains	Distributions	Paid[1]

The Money Market Fund	$24,354,282	$—	$24,354,282	$24,354,282
The Short Term Government Income Fund	3,354,972	—	3,354,972	3,354,972
The Intermediate Term Income Fund	3,474,291	—	3,474,291	3,474,291
The Large Cap Equity Fund	527,661	18,128,423	18,656,084	18,656,084
The Mid Cap Equity Fund	—	13,933,515	13,933,515	13,933,515
The Leaders Equity Fund	—	3,510,978	3,510,978	3,510,978
The Strategic Dividend Fund	1,242,657	651,459	1,894,116	1,894,116
The Performance Advisor Growth Portfolio	374,616	899,657	1,274,273	1,274,273
The Performance Advisor Moderate Portfolio	725,042	385,598	1,110,640	1,110,640
The Performance Advisor Conservative Portfolio	166,928	173,479	340,407	340,407
The tax character of dividends paid during the fiscal year ended May 31, 2006, was as follows:

	Dividends Paid From

		Net Long		Tax	Total
	Ordinary	Term Capital	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid[1]

The Money Market Fund	$17,291,393	$—	$17,291,393	$—	$17,291,393
The Short Term Government Income Fund	3,247,800	—	3,247,800	—	3,247,800
The Intermediate Term Income Fund	2,972,618	—	2,972,618	—	2,972,618
The Large Cap Equity Fund	1,268,149	11,767,101	13,035,250	—	13,035,250
The Mid Cap Equity Fund	535,728	13,282,728	13,818,456	—	13,818,456
The Leaders Equity Fund	—	—	—	—	—
The Strategic Dividend Fund	806,664	18,378	825,042	100,749	925,791
The Performance Advisor Growth Portfolio	99,653	516,462	616,115	—	616,115
The Performance Advisor Moderate Portfolio	156,665	613,069	769,734	—	769,734
The Performance Advisor Conservative Portfolio	195,753	276,591	472,344	—	472,344

Performance Funds Trust
Notes to Financial Statements (continued) — May 31, 2007
As of May 31, 2007, the components of accumulated earnings (deficit) on a tax basis was as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Distribution	Capital and	Appreciation	Earnings
	Income	Capital Gains	Earnings	Payable[1]	Other Losses	(Depreciation)[2]	(Deficit)

The Money Market Fund	$1,878,348	$—	$1,878,348	$(1,878,348)	$(9,489)	$—	$(9,489)
The Short Term Government Income Fund	258,309	—	258,309	(231,267)	(2,718,322)	(499,623)	(3,190,903)
The Intermediate Term Income Fund	314,768	—	314,768	(318,799)	(2,815,956)	49,232	(2,770,755)
The Large Cap Equity Fund	66,420	7,078,443	7,144,863	(6,347)	—	16,772,189	23,910,705
The Mid Cap Equity Fund	—	7,493,295	7,493,295	—	—	21,996,515	29,489,810
The Leaders Equity Fund	1,636,560	1,716,282	3,352,842	—	—	9,719,259	13,072,101
The Strategic Dividend Fund	—	1,083,963	1,083,963	(28,390)	—	8,490,469	9,546,042
The Performance Advisor Growth Portfolio	—	266,316	266,316	—	—	22,203	288,519
The Performance Advisor Moderate Portfolio	18,578	432,110	450,688	(646)	—	87,268	537,310
The Performance Advisor Conservative Portfolio	34,527	73,219	107,746	(1,206)	—	29,111	135,651

[1]	Total distributions paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.
As of May 31, 2007, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

	Amount	Expires

The Money Market Fund	$410	2011
	156	2012
	137	2013
	4,658	2014
	4,064	2015
The Short Term Government Income Fund	210,095	2008
	723,544	2009
	86,910	2012
	20,905	2013
	597,680	2014
	874,286	2015
The Intermediate Term Income Fund	2,804,573	2009

Performance Funds Trust
Notes to Financial Statements (continued) — May 31, 2007
Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending May 31, 2007:

Post-October
Losses

The Money Market Fund	$64
The Short Term Government Income Fund	204,902
The Intermediate Term Income Fund	11,383
6. Change in Independent Auditors (Unaudited)
On August 15, 2006, the Board of Trustees of the Trust, upon the recommendation of the Trust’s audit committee, decided to engage KPMG LLP as independent auditors for the Funds’ fiscal year ending May 31, 2007. For the prior fiscal years ended May 31, 2006 and May 31, 2005, PricewaterhouseCoopers LLP (“PwC”) audited the Funds’ financial statements. PwC’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Trust and PwC on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreement in its report.
7. Legal and Regulatory Matters (Unaudited)
On September 26, 2006, BISYS consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. Under the SEC Order, BISYS has agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. The impact, if any, of the SEC Order on the Funds has not yet been determined.
8. Subsequent Events (Unaudited)
BISYS Group, Inc. (“BISYS Group”) has entered into a definitive agreement under which Citibank N.A. (“Citi”) will acquire BISYS Group (“Citi Acquisition”) subject to shareholder approval. Concurrent with, and contingent upon, the Citi Acquisition, it is contemplated that the Distributor will be sold to Foreside Financial Group, LLC on or about August 1, 2007.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
Performance Funds Trust:
We have audited the accompanying statements of assets and liabilities of Money Market Fund, Short Term Government Income Fund, Intermediate Term Income Fund, Large Cap Equity Fund, Mid Cap Equity Fund, Leaders Equity Fund, Strategic Dividend Fund, Performance Advisor Growth Portfolio, Performance Advisor Moderate Portfolio, and Performance Advisor Conservative Portfolio (series of Performance Funds Trust, hereinafter referred to as the Funds), including the schedules of portfolio investment, as of May 31, 2007, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets and financial highlights for the periods ended May 31, 2006 and prior were audited by other auditors whose report thereon dated July 28, 2006, expressed an unqualified opinion on those financial statements and financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodians or transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2007 and the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Columbus, Ohio
July 25, 2007

Performance Funds Trust
Additional Information (Unaudited)
The Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2007.

U.S. Government Agency Securities	44.2%
Financial Services	22.5%
Consumer Goods & Services	8.2%
Repurchase Agreement	7.2%
Certificates of Deposit	4.2%
Energy	4.2%
Health Care	4.1%
Beverages	4.1%
Mississippi	1.4%
Other Assets/ Liabilities	-0.1%

Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2007.

Federal Home Loan Bank	45.6%
Federal National Mortgage Association	24.8%
Federal Home Loan Mortgage Corporation	15.7%
Government National Mortgage Association	5.0%
Federal Farm Credit Bank	3.5%
U.S. Treasury Notes	2.2%
Investment Companies	2.0%
Other Assets/ Liabilities	1.2%

Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2007.

U.S. Government Agency Securities	74.1%
U.S. Treasuries	11.5%
Financial Services	3.6%
Food Service	2.4%
Telecommunications	1.5%
Electrical Components & Equipment	1.3%
Beverages	1.2%
Railroads	1.2%
Investment Companies	0.7%
Other Assets/ Liabilities	0.7%
Utilities	0.6%
Aerospace/ Defense	0.6%
Consumer Non-Durable	0.3%
Chemicals	0.3%

Total	100.0%

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2007.

Retail	10.4%
Energy	9.6%
Financial Services	8.4%
Software	8.0%
Construction	7.2%
Health Care	6.9%
Insurance	6.0%
Diversified	5.8%
Utilities	5.6%
Telecommunications	4.7%
Consumer Products	4.4%
Aerospace/ Defense	4.3%
Investment Companies	3.1%
Technology	2.5%
Oil & Gas	2.4%
Machinery	2.0%
Multimedia	1.8%
Gas	1.7%
Commercial Services	1.4%
Real Estate	0.9%
Consumer Goods & Services	0.9%
Chemicals	0.8%
Electronics	0.8%
Mining	0.4%

Total	100.0%

Performance Funds Trust
Additional Information, continued (Unaudited)
The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2007.

Oil & Gas	9.2%
Retail	7.6%
Capital Goods	6.6%
Consumer Goods & Services	6.6%
Utilities	6.4%
Electronics	6.4%
Energy	5.9%
Financial Services	4.9%
Technology	4.8%
Health Care	4.6%
Chemicals	4.5%
Telecommunications	4.4%
Real Estate Investment Trusts	4.1%
Diversified	3.0%
Construction	2.5%
Insurance	2.4%
Investment Companies	2.3%
Commercial Services	2.3%
Software	1.7%
Automotive	1.4%
Medical	1.4%
Machinery	1.3%
Textiles	1.2%
Consumer Products	0.8%
Iron/ Steel	0.8%
Transportation	0.7%
Environmental Services & Equipment	0.6%
Internet	0.5%
Packaging & Containers	0.5%
Higher Education	0.4%
Aerospace/ Defense	0.3%
Other Assets/ Liabilities	-0.1%

Total	100.0%

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2007.

Telecommunications	7.3%
Construction	7.3%
Financial Services	7.1%
Utilities	6.9%
Retail	6.5%
Diversified	6.4%
Health Care	6.4%
Energy	5.1%
Capital Goods	4.6%
Technology	4.4%
Consumer Goods & Services	4.2%
Electronics	4.1%
Aerospace/ Defense	4.0%
Commercial Services	2.7%
Pharmaceuticals	2.5%
Machinery	2.4%
Oil & Gas	2.3%
Insurance	2.2%
Software	2.2%
Chemicals	2.2%
Packaging & Containers	2.1%
Real Estate Investment Trusts	2.0%
Multimedia	1.9%
Metal Fabricate/ Hardware	1.9%
Investment Companies	1.3%

Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2007.

Energy	18.2%
Financial Services	16.7%
Utilities	11.2%
Real Estate Investment Trusts	8.1%
Health Care	7.0%
Consumer Goods & Services	6.2%
Chemicals	5.4%
Railroads	4.6%
Diversified	4.3%
Telecommunications	3.7%
U.S. Government Agency Securities	3.4%
Investment Companies	3.3%
Paper Products	1.9%
Business Equipment & Services	1.6%
Insurance	1.5%
Machinery	1.2%
Oil & Gas	1.0%
Consumer Products	0.5%
Other Assets/ Liabilities	0.2%

Total	100.0%

Performance Funds Trust
Additional Information, continued (Unaudited)
The Performance Advisor Growth Portfolio invested, as a percentage of net assets, in the following funds, as of May 31, 2007.

Performance Large Cap Equity Fund	26.3%
Performance Mid Cap Equity Fund	21.5%
Performance Leaders Equity Fund	21.2%
Performance Strategic Dividend Fund	20.9%
Performance Intermediate Term Income Fund	6.3%
Performance Money Market Fund	3.8%
Performance Short Term Government Income Fund	0.1%
Other Assets/ Liabilities	-0.1%

Total	100.0%

The Performance Advisor Moderate Portfolio invested, as a percentage of net assets, in the following funds, as of May 31, 2007.

Performance Strategic Dividend Fund	25.2%
Performance Large Cap Equity Fund	15.9%
Performance Short Term Government Income Fund	15.1%
Performance Intermediate Term Income Fund	14.8%
Performance Mid Cap Equity Fund	14.7%
Performance Leaders Equity Fund	10.2%
Performance Money Market Fund	4.1%

Total	100.0%

The Performance Advisor Conservative Portfolio invested, as a percentage of net assets, in the following funds, as of May 31, 2007.

Performance Intermediate Term Income Fund	30.0%
Performance Strategic Dividend Fund	20.1%
Performance Short Term Government Income Fund	20.0%
Performance Mid Cap Equity Fund	15.2%
Performance Large Cap Equity Fund	10.1%
Performance Money Market Fund	4.5%
Other Assets/ Liabilities	0.1%

Total	100.0%

Performance Funds Trust
Additional Information, continued (Unaudited)
Performance Funds Trust
Expense Comparison (Unaudited)
As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 through May 31, 2007.
Actual Returns
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	12/1/06	5/31/07	12/1/06 - 5/31/07	12/1/06 - 5/31/07

The Money Market Fund — Institutional Class	$1,000.00	$1,024.00	$2.52	0.50%
The Money Market Fund — Class A	1,000.00	1,022.70	3.78	0.75%
The Money Market Fund — Class B	1,000.00	1,019.00	7.55	1.50%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,014.60	3.92	0.78%
The Short Term Government Income Fund — Class A	1,000.00	1,013.70	4.77	0.95%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,003.20	4.39	0.88%
The Intermediate Term Income Fund — Class A	1,000.00	1,002.30	5.24	1.05%
The Intermediate Term Income Fund — Class B	1,000.00	998.50	8.97	1.80%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,099.00	5.76	1.10%
The Large Cap Equity Fund — Class A	1,000.00	1,098.70	6.70	1.28%
The Large Cap Equity Fund — Class B	1,000.00	1,094.50	10.65	2.04%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,163.80	6.47	1.20%
The Mid Cap Equity Fund — Class A	1,000.00	1,163.90	7.45	1.38%
The Mid Cap Equity Fund — Class B	1,000.00	1,158.80	11.46	2.13%
The Leaders Equity Fund — Institutional Class	1,000.00	1,150.00	6.70	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,148.00	8.03	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,144.20	12.03	2.25%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,090.80	4.95	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,089.50	6.25	1.20%
The Performance Advisor Growth Portfolio — Class C	1,000.00	1,099.40	4.97	0.95%
The Performance Advisor Moderate Portfolio — Class C	1,000.00	1,069.90	7.74	1.50%
The Performance Advisor Conservative Portfolio — Class C	1,000.00	1,047.70	6.02	1.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust
Expense Comparison (continued) (Unaudited)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that apear in the shareholder reports of other funds.
Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	12/1/06	5/31/07	12/1/06 - 5/31/07	12/1/06 - 5/31/07

The Money Market Fund — Institutional Class	$1,000.00	$1,022.44	$2.52	0.50%
The Money Market Fund — Class A	1,000.00	1,021.19	3.78	0.75%
The Money Market Fund — Class B	1,000.00	1,017.45	7.54	1.50%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.04	3.93	0.78%
The Short Term Government Income Fund — Class A	1,000.00	1,020.19	4.78	0.95%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,020.54	4.43	0.88%
The Intermediate Term Income Fund — Class A	1,000.00	1,019.70	5.29	1.05%
The Intermediate Term Income Fund — Class B	1,000.00	1,015.96	9.05	1.80%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.45	5.54	1.10%
The Large Cap Equity Fund — Class A	1,000.00	1,018.55	6.44	1.28%
The Large Cap Equity Fund — Class B	1,000.00	1,014.76	10.25	2.04%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,018.95	6.04	1.20%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.05	6.94	1.38%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.31	10.70	2.13%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.70	6.29	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.45	7.54	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.71	11.30	2.25%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.19	4.78	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,018.95	6.04	1.20%
The Performance Advisor Growth Portfolio — Class C	1,000.00	1,020.19	4.78	0.95%
The Performance Advisor Moderate Portfolio — Class C	1,000.00	1,017.45	7.54	1.50%
The Performance Advisor Conservative Portfolio — Class C	1,000.00	1,019.05	5.94	1.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust
Expense Comparison (continued) (Unaudited)
Performance Funds Trust
Other Information
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Performance Funds file their complete schedules of portfolio holdings (“Schedules of Portfolio Investments”) with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, (i) by calling 1-800-PERFORM (737-3676); (ii) by visiting the SEC’s website at http://www.sec.gov.; and (iii) by visiting the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance Funds Trust
Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)
The Board of Trustees of the Trust determined on February 13, 2007 to renew (i) the Trust’s investment advisory contract with Trustmark (the “Advisory Contract”) and (ii) the Trust’s sub-advisory contract with Trustmark and Orleans Capital Management (“Orleans”) with respect to the Strategic Dividend Fund (the “Sub-Advisory Contract” and together with the Advisory Contract, the “Contracts”). Prior to making its determination, the Board received detailed information from Trustmark and Orleans relating to its consideration of the Contracts, including, among other things, (i) performance data of each Fund and its peer groups (ii) data concerning the fees and expenses of each Fund as compared to its Lipper Peer Group, (iii) performance data of each Fund as compared to relative indices, (iv) the financial statements of Trustmark and Orleans and (v) Trustmark’s and Orleans’ respective memoranda to the Board addressing specific information requested by the Board’s independent counsel. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board’s duties and responsibilities in considering the renewal of the Contracts.
In reaching its decision to renew the Contracts, the Board, including a majority of the Trustees who are not interested persons of the Trust under the 1940 Act (the “Independent Trustees”), considered, among other things: (i) the nature, extent and quality of Trustmark’s services provided to each Fund and Orleans’ services to the Strategic Dividend Fund; (ii) each Fund’s performance compared to its relative index, (iii) the reasonableness of the overall compensation; (iv) Lipper information comparing each Fund’s performance, advisory fee and expense ratio to that of its peer group; (v) Trustmark’s and Orleans’ respective financial information; (vi) any compensation and other possible benefits to Trustmark or Orleans, including soft dollars, arising from its advisory and other relationships with the Trust; and (vii) the extent to which economies of scale would be realized as the Trust grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.
During the course of its deliberations, the Board, including a majority of the Independent Trustees, reached the following conclusions, among others, regarding Trustmark, Orleans and the Contracts: (i) with respect to the Short Term Government Income Fund, the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2006, the Fund’s actual total expense ratios were above the Lipper Peer Group average, and the contractual and actual advisory fees were below the Lipper Peer Group average; (ii) with respect to the Intermediate Term Income Fund, the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2006, the Fund’s actual total expense ratios were above the average for its Lipper Peer Group, and the contractual and actual advisory fees were sometimes above and below the Lipper Peer Group average; (iii) with respect to the Strategic Dividend Fund, the Fund underperformed its Lipper Peer Group average for the year ended December 31, 2006, the actual total expense ratio for the Fund’s Institutional shares was above, and for Class A shares was below, the Lipper Peer Group average, and the contractual advisory fee was above, and its actual advisory fee was below, the Lipper Peer Group average; (iv) with respect to the Large Cap Equity Fund, the Fund underperformed its Lipper Peer Group average for the year ended December 31, 2006, its actual total expense ratios for Class A shares and Class B shares were below, and for the Institutional shares was above, the Lipper Peer Group average, and the contractual and actual advisory fees were lower than the Lipper Peer Group average; (v) with respect to the Mid Cap Equity Fund, the Fund underperformed its Lipper Peer Group average for the year ended December 31, 2006, the actual total expense ratios for the Class A shares and Class B shares were below, and for the Institutional shares was above, the Lipper Peer Group average, and the contractual and actual advisory fees, except for those of the Institutional shares, were below the Lipper Peer Group average; (vi) with respect to the Leaders Equity Fund, the Fund underperformed its Lipper Peer Group average for the year ended December 31, 2006, its actual total expense ratios for Institutional shares and Class B shares were above, and for the Class A shares was below, its Lipper Peer Group average, and the contractual and actual advisory fees (except for the Class A shares’ actual advisory fees) were above the Lipper Peer Group average; (vii) with respect to the Performance Advisor Growth Fund, Performance Advisor Moderate Fund and Performance Advisor Conservative Fund, the Funds underperformed their Lipper Peer Group average for the year ended December 31, 2006, the actual expense ratios for each Fund were above those in the Lipper Peer Group average, and the contractual advisory fees, except for those of the Advisor Growth Portfolio, were more than, and the actual advisory fees were lower than, those in the Lipper Peer Group average; (viii) with

Performance Funds Trust
Annual Approval of Investment Advisory and Sub-Advisory Contracts, continued (Unaudited)
respect to the Money Market Fund, the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2006, its actual total expense ratios, except for the Class A shares, were above the Lipper Peer Group average, and its contractual and actual advisory fees, except for the Institutional shares, were below its Lipper Peer Group average.
The Board discussed the other compensation or possible benefits to Trustmark and Orleans, including soft dollars and compensation payable by the Funds to Trustmark’s affiliate for custodian services. The Board also discussed the feasibility of reduced advisory fees at breakpoint levels of larger assets of the Funds. It was noted that the fund complex size was not sufficiently large enough to warrant consideration of breakpoints in advisory fees at this time.
The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Contracts were fair and reasonable with respect to the services that Trustmark and Orleans provide and in light of the other factors described above that the Board deemed relevant. No single factor was considered in isolation or to be determinative of the decision of the Board to approve the Contracts. Based on the factors considered, the Board, including all of the Independent Trustees, concluded that it was appropriate to renew the Contracts.
Other Federal Income Tax Information (Unaudited)
During the fiscal year ended May 31, 2007, the Funds declared long-term dividends of realized gains qualifying for a maximum 15% capital gains tax rate for individuals as follows:

15% Capital Gains

The Large Cap Equity Fund	$18,128,423
The Mid Cap Equity Fund	13,933,515
The Leaders Equity Fund	3,510,978
The Strategic Dividend Fund	651,459
The Performance Advisor Growth Portfolio	899,657
The Performance Advisor Moderate Portfolio	385,598
The Performance Advisor Conservative Portfolio	173,479
For corporate shareholders, the percentage of the total ordinary income dividends paid during the year ended May 31, 2007, that qualify for the corporate dividend received deduction, are as follows:

Distributions
Received Deduction

The Large Cap Equity Fund	100.00%
The Strategic Dividend Fund	100.00
The Performance Advisor Growth Portfolio	14.09
The Performance Advisor Moderate Portfolio	11.85
The Performance Advisor Conservative Portfolio	17.42
For individual shareholders, the amount of the total ordinary income dividends paid during the year ended May 31, 2007, that qualify for a maximum 15% tax rate, are as follows:

Qualified Dividend Income

The Large Cap Equity Fund	$1,069,754
The Mid Cap Equity Fund	713,791
The Leaders Equity Fund	403,456
The Strategic Dividend Fund	1,562,018
The Performance Advisor Growth Portfolio	23,736
The Performance Advisor Moderate Portfolio	47,862
The Performance Advisor Conservative Portfolio	20,540
For the fiscal year ended May 31, 2007 certain dividends paid by The Performance Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2007 Form 1099-DIV.

Performance Funds Trust
Information about Trustees and Officers (Unaudited)
The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an “interested person” (as defined in the 1940 Act) and each non-interested Trustee are set forth below. The Statement of Additional Information includes additional information about the Trustees, and is available, without charge, upon request, by calling 1-800-PERFORM.

Trustees

				Number of
		Term of		Port-folios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address, and Age	the Trust	Time Served	During Past 5 Years	Trustee	Trustee

Non-Interested Trustees
Joe J. Powell III* Age 53, 417 Glenway Drive Jackson, MS 30602	Trustee	Indefinite, 11/02 to present	Founder, Director and President, Maximum Information Technology, Inc., 2000 to present.	11	N/A

Walter P. Neely, Ph.D.,* CFA, Age 62, 1701 North State Street, Jackson, MS 39210	Trustee and Chairman	Indefinite, 5/92 to present	Professor and Consultant, Millsaps College, Jackson, Mississippi, since 1980.	11	N/A

Shirley F. Olson,* Age: 60, 70 St. Andrews Place, Jackson, MS 39211	Trustee	Indefinite, 1/05	Consultant, The Olson Consulting Group LLC, 1997-present.	11	N/A

Interested Trustee
Walter B. Grimm,[1] Age: 62, 5425 Stockton Ct. Powell, OH 43065	Trustee	Indefinite, 9/98 to present	Formerly, Senior Vice President of BISYS Fund Services, 6/1992 to 9/2005.	11	2

*	Member of the Audit Committee and Nominating Committee.

[1]	Mr. Grimm may be deemed to be an “interested person,” as defined by the 1940 Act because of his former employment with BISYS Fund Services. Mr. Grimm also serves as a director or trustee of the following fund groups: The Coventry Group and The Coventry Funds Trust.

Performance Funds Trust
Information about Trustees and Officers, continued (Unaudited)

Principal Officers

	Position(s) Held with	Term of Office and	Principal Occupation(s)
Name, Address, and Age	the Trust	Length of Time Served	During Past 5 Years

Duane Dewey, Age: 48, 1701 Lakeland Drive Jackson, MS 39216	President of the Trust	Indefinite, 8/2005 to present	President, Trustmark Wealth Management Group 2003 to present; Managing Director/Senior Vice President, Provident Financial Advisors, 1997 to 2003.

Curtis Barnes, Age 53, 100 Summer Street, suite 1500, Boston, MA 01867	Secretary of the Trust	Indefinite, 5/1999 to present	Vice President, Legal Services, BISYS Fund Services—employee since May 1995.

Chris Sabato, Age 38, 3435 Stelzer Road, Columbus, OH	Treasurer of the Trust	Indefinite, 11/2004 to present	Vice President, Fund Administration, BISYS Fund Services—Employee since February 1993.

Teresa Dollar Age: 42 1701 Lakeland Drive Jackson, MS 39216	Vice President of the Trust	Indefinite, 11/2004 to present	First Vice President, Trustmark National Bank (2000 to present).

George Stevens Age 56, 3435 Stelzer Road, Columbus, OH	Chief Compliance Officer of the Trust and Anti-Money Laundering Officer	One year, 9/2005 to present	From September 1996 to present, employee of BISYS Fund Services; currently, Vice President

Investment Advisor
Trustmark Investment Advisors, Inc.
248 East Capitol Street
Jackson, Mississippi 39201
Administrator and Transfer Agent
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219
Distributor
Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219
Custodian
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201
Counsel
Drinker Biddle & Reath LLP
One Logan Square 18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996
Independent Registered Public Accounting Firm
KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.
PRFAR 05/07
PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS
ANNUAL REPORT
MAY 31, 2007

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2. Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.
If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.
During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
(a)	(1)	Disclose that the registrant’s board of directors has determined that the registrant either:
(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.
(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).
(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial experts are Walter P. Neeley, Joe J. Powell III and Shirley F. Olson, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2007	$95,000
2006	$116,500
     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2007	$32,000 (consent on N-1A — $5,000; security counts — $27,000)
2006	$0
     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2007	$33,000
2006	$34,400
Preparation of Federal Income and Excise Tax Returns
Review of Capital Gain Distribution Calculations
     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2007	$0
2006	$0
     (e)    (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
     Pre-approval by the Committee of non-audit services is not required so long as:
(1)(A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenue paid to the auditor by the Funds during the fiscal year in which the services are provided;

(B) with respect to the Adviser and any Advisor-affiliated service provider, the aggregate of all such non-audit services provided constitutes no more than 5% of all total amount of the revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Advisor and any Advisor-affiliated service provider during the fiscal year in which the services are provided;

(2) such services under (1) above were not recognized by the Funds at the time of the engagement to be non-audit services and such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below)

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
     0%
     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
     Not applicable.
     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2007	$92,040
2006	$34,400
     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
Not applicable.
Item 6. Schedule of Investments.
File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not applicable
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).
Not applicable
Item 10. Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Not applicable.
Item 11. Controls and Procedures.
     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
     The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).
     Certifications pursuant to Rule 30a-2(a) are attached hereto.
     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
     Not applicable
     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.
     Certifications pursuant to Rule 30a-2(b) are furnished herewith.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Performance Funds Trust
By (Signature and Title)* /s/ Duane A. Dewey
Duane A. Dewey, President
Date August 07, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Duane A. Dewey
Duane A. Dewey, President

Date August 07, 2007

By (Signature and Title)* /s/ Christopher Sabato
Christopher E. Sabato, Treasurer

Date August 07, 2007

*	Print the name and title of each signing officer under his or her signature.